[GRAPHIC OMITTED]
                                                       DEUTSCHE ASSET MANAGEMENT

                                                               [GRAPHIC OMITTED]
                                                                       WORLD MAP

                                                                     Mutual Fund
                                                                   Annual Report

                                                               December 31, 2000

                                                                   Premier Class

Small Cap Index Fund

Formerly Small Cap Index -- Institutional Class Shares

                                                             [GRAPHIC OMITTED]
                                                             A Member of the
                                                             DEUTSCHE BANK GROUP

Small Cap Index Fund -- Premier Class
--------------------------------------------------------------------------------
TABLE OF CONTENTS

              LETTER TO SHAREHOLDERS .....................................  3

              SMALL CAP INDEX FUND -- PREMIER CLASS
                 Statement of Assets and Liabilities .....................  7
                 Statement of Operations .................................  8
                 Statements of Changes in Net Assets .....................  9
                 Financial Highlights .................................... 10
                 Notes to Financial Statements ........................... 11
                 Report of Independent Accountants ....................... 13
                 Tax Information ......................................... 13

              SMALL CAP INDEX PORTFOLIO
                 Schedule of Portfolio Investments ....................... 14
                 Statement of Assets and Liabilities ..................... 33
                 Statement of Operations ................................. 34
                 Statements of Changes in Net Assets ..................... 35
                 Financial Highlights .................................... 36
                 Notes to Financial Statements ........................... 37
                 Report of Independent Accountants ....................... 39

                           -------------------------
               The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank. The Fund is subject to investment risks,
               including   possible  loss  of  principal   amount
               invested.
                           -------------------------

--------------------------------------------------------------------------------

Small Cap Index Fund -- Premier Class
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

We are pleased to present you with this annual report for Small Cap Index Fund -- Premier Class (the 'Fund'), providing a review of the markets, the Portfolio, and our outlook as well as a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

MARKET ACTIVITY
CONTINUING THE TREND FROM 1999, THE SMALL CAP EQUITY MARKET OUTPERFORMED ITS LARGE CAP BRETHREN FOR THE TWELVE MONTHS ENDED DECEMBER 31, 2000. THE RUSSELL 2000 INDEX OUTPACED THE S&P 500 INDEX BY 6.08% FOR THE ANNUAL PERIOD, AS INVESTORS CONTINUED TO SEEK THE LOWER VALUATIONS OF SMALL CAP STOCKS.
o Still, with an annual return of -3.02% for the Russell 2000 Index, the small cap equity market, like the broader equity markets, struggled.
o The markets' decline largely reflected fears of economic overheating, higher energy prices and interest rates, and then, later in the year, concerns about profit growth and valuations in a slowing economic environment.
o Within the small cap equity market, as represented by the Russell 2000 Index, there was massive divergence between value and growth stocks. For the year, value accomplished an impressive 22.83% gain, while growth collapsed with a loss of 22.43%, totaling an unusual spread of over 45% for the annual period.
o The dominant theme within the small cap sector was 'volatility and reversal,' due primarily to wide swings in investor sentiment since year-end 1999.

DURING THE FIRST HALF OF THE YEAR, ONLY FOUR SECTORS -- ENERGY, HEALTH CARE, TECHNOLOGY, AND CAPITAL GOODS -- BETTERED THE RUSSELL 2000 INDEX'S SEMI-ANNUAL RETURN.
o In the first quarter, the Russell 2000 Index leapt ahead by over 7%, but volatility was high. Small cap stocks were down a bit in January, dramatically rallied back in February, and dropped again in March.
o Top performing sectors for the first quarter included energy, technology and producer durables. Weaker sectors included consumer discretionary, consumer staples, and autos and transportation.
o The Russell 2000 Index posted a 3.78% decline for the second quarter of 2000, as virtually all major US equity indices were dragged down by weakness in the NASDAQ Composite.

INVESTMENT REVIEW

                                                                 CUMULATIVE                      AVERAGE ANNUAL
                                                              TOTAL RETURNS                       TOTAL RETURNS

   Periods ended                           Past 1      Past 3         Since     Past 1     Past 3         Since
   December 31, 2000                         year       years     inception       year      years     inception
---------------------------------------------------------------------------------------------------------------
 Small Cap Index Fund --
   Premier Class 1 (inception 7/10/96)    (4.90)%      12.73%        51.79%     (4.90)%     4.07%         9.77%
----------------------------------------------------------------------------------------------------------------
 Russell 2000 Index 2                     (3.02)%      14.60%        54.04%4    (3.02)%     4.65%        10.13%4
----------------------------------------------------------------------------------------------------------------
 Lipper Small Cap Core
   Funds Average 3                         5.07%       28.67%        71.98%4     5.07%      7.44%        12.39%4
----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 PAST  PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.  MARKET  VOLATILITY CAN
  SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE.
  Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. These figures assume the reinvestment of dividend and capital gain distributions. Performance would have been lower during the specified periods if certain fees and expenses had not been waived by the Fund. There is no guarantee that the Fund will be able to mirror the Russell 2000 Index closely enough to track its performance. Investments in small companies generally carry greater risk than is associated with larger companies, such as narrower markets, limited financial resources and less liquid stock.
2 'Russell 2000(R)' is a trademark of the Frank Russell Company and has been licensed for use by theFund's investmentadvisor.The Russell 2000 Index is an unmanaged index which tracks the common stock price movement of 2000 of the smallest companies in theRussell 3000 Index which tracks the performance of the 3000 largest US companies based on total market capitalization. Benchmark returns do not reflect expenses, which have been deducted from the Fund's return.
3 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated. These figures do not reflect sales charges.
4 Benchmark  returns are for the period beginning July 10, 1996, for the Russell
  2000 Index and July 31, 1996 for the Lipper Small Cap Core Funds Average.

--------------------------------------------------------------------------------

Small Cap Index Fund -- Premier Class
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

 TEN LARGEST STOCK HOLDINGS
 As of December 31, 2000
 (percentages are based on net assets of the Portfolio)
--------------------------------------------------------------------------------
  Laboratory Corp. of America Holdings .....  0.36%
  Caremark Rx Inc. .........................  0.34
  Invitrogen Corp. .........................  0.33
  Manugistics Group Inc. ...................  0.31
  Health Net Inc. -- Class A ...............  0.29
  Enzon Inc. ...............................  0.28
  Netiq Corp. ..............................  0.28
  OSI Pharmaceuticals Inc. .................  0.27
  Amerisource Health Corp. -- Class A ......  0.27
  Investors Financial Services Corp. .......  0.27

o Top performing sectors for the second quarter included health care, energy, and consumer staples. Utilities, technology, and integrated oils were the weakest sectors.
o The reconstitution of the Russell 2000 Index, which took place during the second quarter, was represented by a dramatically higher number of additions and deletions than last year. Turnover for the Russell 2000 Index was 35%, necessitated by high levels of mergers and acquisitions. The number of Initial Public Offerings (IPOs) added to the Index almost doubled from 1999, and shifts in sector weightings were significant, particularly in technology and health care, which both decreased, and consumer discretionary, which increased.

THE SECOND HALF OF 2000 WAS ANOTHER VOLATILE PERIOD, WITH THE RUSSELL 2000 INDEX RECORDING A TOTAL RETURN OF -5.88%.
o The broad US equity markets were buffeted by significant global developments that muted initial market enthusiasm that the US interest rate cycle may have peaked. These included growing evidence of a US and global economic slowdown, rising oil prices and a radically weaker euro that began to hamper US exports to Europe.
o These events confirmed market worries of an earnings slowdown, further deteriorating market sentiment.


 SECTOR ALLOCATION
 By Sector as of December 31, 2000
 (percentages are based on market value of total investments in the Portfolio)
--------------------------------------------------------------------------------
  Financial Services ...................... 22.19%
  Consumer Discretionary .................. 16.04
  Health Care ............................. 14.70
  Technology .............................. 11.39
  Materials and Processing ................  9.34
  Producer Durables .......................  8.38
  Utilities ...............................  6.26
  Other Energy ............................  4.40
  Autos and Transportation ................  3.25
  Other ...................................  4.05

o Also weighing heavily on the equity market was gridlock surrounding the presidential election.
o Exemplifying the defensive nature of the market, the best performing sectors of the Russell 2000 Index early in the second half were health care, financial services and energy. The best performing small cap sectors in the last months of the year were energy, integrated oils and autos and transportation.
o The technology sector continued to be the hardest hit, due primarily to many companies missing earnings estimates for the period. The liquidity problems of certain Internet firms further dampened market sentiment. The producer durables sector was also a weak performer.
o On a positive note, while the Federal Reserve Board disappointed the market in December by leaving interest rates unchanged, its indication that it was more concerned with economic weakness than inflation led the small cap market to a significant gain of 8.59% for the month.

MANAGER OUTLOOK
Equity markets face a tug of war between the near-term prospect of continued weakness in economic activity and profits and the prospect of a rebound later this year and in 2002 as monetary easing kicks in. The rapidly deteriorating economic backdrop at the end of 2000, coupled with weakening financial market signals, prompted the

--------------------------------------------------------------------------------

Small Cap Index Fund -- Premier Class
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

Federal Reserve Board's aggressive 0.50% inter-meeting interest rate cut on January 3rd. If we are correct in our belief that real GDP will downshift further in early 2001 to a 1%-2% growth rate and that the Federal Reserve Board will cut interest rates by another 1.00% by mid-year, then equity markets may be close to discounting all the bad news and could begin to look ahead to better times. Historically, equity markets have often tended to regain traction within six months of the beginning of Federal Reserve Board easing cycles. We believe that economic activity will pick up late this year under the combined effects of lower interest rates, declining energy prices and improved financial market conditions. If the economy enters into actual recession, however, investors would likely have to lower their near-term sights and push out the date of eventual revival.

The outlook for small cap stocks is particularly optimistic, as this equity market sector tends to receive the first boost of productivity as earnings growth reaccelerate in a declining interest rate environment. Within that rebound, investor focus will likely remain on the fundamentals, which appear to be favorable for the small cap market. Small cap profit growth estimates are expected to beat their large cap brethren for fourth quarter 2000, making this the third consecutive quarter they will have done so, if projections are achieved. Merger and acquisition activity in the small cap sector appears to be picking up, with companies being acquired at above current market valuations. Also, relative valuations for the small cap markets continue to be attractive.

It is important to reiterate that as an index fund, seeking to replicate as closely as possible (before deduction of expenses) the broad diversification and returns of the Russell 2000 Index, we neither evaluate short-term fluctuations in the Fund's performance nor manage according to a given outlook for the equity markets or the economy in general. Still, we will continue monitoring economic conditions and how they affect the financial markets, as we seek to closely track the performance of the small cap stock market.

As always, we appreciate your ongoing support of the Small Cap Index Fund -- Premier Class and look forward to continuing to serve your investment needs for many years ahead.

/S/ JAMES A. CREIGHTON

James A. Creighton
Chief Investment Officer-- Global Investing
SMALL CAP INDEX PORTFOLIO
December 31, 2000

--------------------------------------------------------------------------------

Small Cap Index Fund -- Premier Class
--------------------------------------------------------------------------------
PERFORMANCE COMPARISON

                               [GRAPHIC OMITTED]
    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

             Small Cap Index Fund                              Lipper Small-Cap
                 Premier Class         Russell 2000 Index     Core Funds Average
07/31/96           5,000,000              5,000,000                5,000,000
12/31/96           5,473,500              5,492,894.946            5,730,105
06/30/97           6,056,000              6,053,593.471            6,372,995
12/31/97           6,732,500              6,721,588.72             7,124,305
06/30/98           7,017,000              7,051,531.94             7,488,965
12/31/98           6,557,500              6,549,340.965            6,954,575
06/30/99           7,099,500              7,157,068.942            7,466,085
12/31/99           7,980,500              7,940,949.754            8,412,235
06/30/00           8,070,000              8,181,584.832            8,985,680
12/31/00           7,589,500              7,702,000                8,599,000

Average Annual Total Return for the Periods Ended December 31, 2000
One-Year (4.90)%   Three-Year 4.07%   Since 7/10/96(1) 9.77%
--------------------------------------------------------------------------------
1 The Fund's inception date.
PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. These figures assume the reinvestment of dividend and capital gain distributions. Performance would have been lower during the specified periods if certain fees and expenses had not been waived by the Fund.
The Russell 2000 Index is an unmanaged index which tracks the common stock price movement of 2000 of the smallest companies in the Russell 3000 Index which tracks the performance of the 3000 largest US companies based on total market capitalization.
Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated. Benchmark returns are for the period beginning July 10, 1996, for the Russell 2000 Index and July 31, 1996, for the Lipper Small Cap Core Funds Average.

--------------------------------------------------------------------------------

Small Cap Index Fund -- Premier Class
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES

                                                                       DECEMBER 31, 2000
----------------------------------------------------------------------------------------
ASSETS
   Investment in the Small Cap Index Portfolio, at value .................  $ 16,734,789
   Receivable for shares of beneficial interest subscribed ...............       302,967
   Due from Bankers Trust ................................................        13,707
   Prepaid expenses and other ............................................        14,267
                                                                            ------------
Total assets .............................................................    17,065,730
                                                                            ------------
LIABILITIES
   Payable for shares of beneficial interest redeemed ....................        25,102
   Accrued expenses and other ............................................        16,150
                                                                            ------------
Total liabilities ........................................................        41,252
                                                                            ------------
NET ASSETS ...............................................................  $ 17,024,478
                                                                            ============
COMPOSITION OF NET ASSETS
   Paid-in capital .......................................................  $ 13,000,143
   Undistributed net investment income ...................................         6,869
   Accumulated net realized loss from investment and futures transactions       (757,339)
   Net unrealized appreciation on investments and futures contracts ......     4,774,805
                                                                            ------------
NET ASSETS ...............................................................  $ 17,024,478
                                                                            ============
SHARES OUTSTANDING ($0.001 par value per share, unlimited number of shares
   of beneficial interest authorized) ....................................     2,356,144
                                                                            ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (net assets divided by shares outstanding) ............................  $       7.23
                                                                            ============

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Small Cap Index Fund -- Premier Class
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

                                                                    FOR THE YEAR ENDED
                                                                     DECEMBER 31, 2000
INVESTMENT INCOME
   Income allocated from the Small Cap Index Portfolio, net ............  $    860,741
                                                                          ------------
EXPENSES
   Administration and services fees ....................................       129,941
   Professional fees ...................................................        39,550
   Printing and shareholder reports ....................................        26,634
   Registration fees ...................................................        22,868
   Trustees fees .......................................................         5,585
   Miscellaneous .......................................................         2,114
                                                                          ------------
Total expenses .........................................................       226,692
Less: fee waivers or expense reimbursements ............................      (131,396)
                                                                          ------------
Net expenses ...........................................................        95,296
                                                                          ------------
NET INVESTMENT INCOME ..................................................       765,445
                                                                          ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS
   Net realized gain from investment transactions ......................    21,414,674
   Net realized loss from futures transactions .........................       (64,306)
   Net change in unrealized appreciation/depreciation on investments
     and futures contracts .............................................   (19,337,702)
                                                                          ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FUTURES CONTRACTS ..     2,012,666
                                                                          ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS .............................  $  2,778,111
                                                                          ============

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Small Cap Index Fund -- Premier Class
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                             FOR THE YEARS ENDED DECEMBER 31,
                                                                         2000            1999
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income .....................................  $     765,445   $   1,804,528
   Net realized gain (loss) from investment and futures
     transactions ............................................     21,350,368      (4,822,585)
   Net change in unrealized appreciation/depreciation on
     investments and futures contracts .......................    (19,337,702)     24,662,191
                                                                -------------   -------------
   Net increase in net assets from operations ................      2,778,111      21,644,134
                                                                -------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income .....................................       (668,595)     (1,762,816)
   Net realized gain from investment and futures transactions      (7,858,161)             --
                                                                -------------   -------------
Total distributions ..........................................     (8,526,756)     (1,762,816)
                                                                -------------   -------------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Proceeds fromsales of shares ..............................     39,180,619     204,927,300
   Dividend reinvestments ....................................      8,300,299       1,762,743
   Redemption in kind ........................................   (109,402,007)             --
   Cost of shares redeemed ...................................    (58,694,229)   (198,658,396)
                                                                -------------   -------------
Net increase (decrease) from capital transactions in shares of
   beneficial interest .......................................   (120,615,318)      8,031,647
                                                                -------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ......................   (126,363,963)     27,912,965
NET ASSETS
   Beginning of year .........................................    143,388,441     115,475,476
                                                                -------------   -------------
   End of year (including undistributed net investment income
     of $6,869 and $39,650, respectively) ....................  $  17,024,478   $ 143,388,441
                                                                =============   =============

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Small Cap Index Fund -- Premier Class
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated for Small Cap Index Fund -- Premier Class.

                                                                                                     FOR THE PERIOD
                                                                                                    JULY 10, 1996 1
                                                                  FOR THE YEARS ENDED DECEMBER 31,          THROUGH
                                                          2000        1999        1998        1997    DEC. 31, 1996
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD .................  $11.64      $ 9.68      $11.13      $10.90           $10.00
                                                        ------      ------      ------      ------           ------
INCOME FROMINVESTMENT OPERATIONS
   Net investment income .............................    0.35        0.15        0.06        0.23             0.04
   Net realized and unrealized gain (loss) on
      investments and futures contracts ..............   (1.04)       1.96       (0.41)       2.21             0.90
                                                        ------      ------      ------      ------           ------
Total from investment operations .....................   (0.69)       2.11       (0.35)       2.44             0.94
                                                        ------      ------      ------      ------           ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income .............................   (0.31)      (0.15)      (0.08)      (0.21)           (0.04)
   Net realized gain from investment
     and futures transactions ........................   (3.41)      --          (1.02)      (2.00)           (0.00)2
                                                        ------      ------      ------      ------           ------
Total distributions ..................................   (3.72)      (0.15)      (1.10)      (2.21)           (0.04)
                                                        ------      ------      ------      ------           ------
NET ASSET VALUE, END OF PERIOD .......................  $ 7.23      $11.64      $ 9.68      $11.13           $10.90
                                                        ======      ======      ======      ======           ======
TOTAL INVESTMENT RETURN ..............................   (4.90)%     21.70%      (2.60)%     23.00%            9.47%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period
     (000s omitted) .................................. $17,024    $143,388    $115,475     $38,312          $61,558
   Ratios to average net assets:
     Net investment income ...........................    1.19%       1.31%       1.32%       1.35%            1.71%3
     Expenses after waivers, including
        expenses of the Small Cap Index
        Portfolio ....................................    0.25%       0.25%       0.25%       0.25%            0.25%3
     Expenses before waivers, including
        expenses of the Small Cap Index
        Portfolio ....................................    0.64%       0.48%       0.57%       0.57%            0.87%3

--------------------------------------------------------------------------------
1 The Fund's inception date.
2 Less than $0.01.
3 Annualized.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Small Cap Index Fund -- Premier Class
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
BT Advisor Funds (the 'Trust') is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as an open-end management investment company. The Trust was organized on July 24, 1995, as a business trust under the laws of the Commonwealth of Massachusetts. Small Cap Index Fund -- Premier Class (the 'Fund') is one of the Funds offered to investors by the Trust. The Fund began operations and offering shares of beneficial interest on July 10, 1996.

The Fund seeks to achieve its investment objective by investing substantially all of its assets in the Small Cap Index Portfolio, (the 'Portfolio'). The Portfolio is a series of BT Investment Portfolios, which is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as an open-end management investment company. The value of the investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At December 31, 2000, the Fund's investment was approximately 76% of the Portfolio.

The financial statements of the Portfolio, including a list of assets held, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

B. VALUATION OF SECURITIES
Valuation of securities by the Portfolio is discussed in Note 1B of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

C. INVESTMENT INCOME
The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from securities transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. DISTRIBUTIONS
It is the Fund's policy to declare and distribute dividends annually to shareholders from net investment income. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund are made at least annually to the extent they exceed capital loss carryforwards.

E. FEDERAL INCOME TAXES
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Fund may periodically make reclassifications among certain of its capital accounts as a result of differences in the characterization and allocation of certain income and capital gains distributions determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States.

These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, permanent differences as of December 31, 2000 have been primarily attributable to a redemption-in-kind transaction, partnership tax allocations adjustments related to REIT dividends received and the utilization of earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes, and have been reclassified to the following accounts:

 Undistributed          Accumulated
Net Investment         Net Realized             Paid-in
 Income (Loss)       Gains (Losses)             Capital
--------------       --------------             -------
     $(89,981)        $(10,064,473)         $10,154,454

F. OTHER
The Trust accounts separately for the assets, liabilities and operations of each of its funds. Expenses directly attributable to a fund are charged to that fund, while expenses that are attributable to the Trust are allocated among the funds in the Trust.

G. ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

-------------------------------------------------------------------------------

Small Cap Index Fund -- Premier Class
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 2 -- FEES AND TRANSACTIONS WITH AFFILIATES
The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ('Bankers Trust'), an indirect wholly owned subsidiary of Deutsche Bank AG. Under this agreement, Bankers Trust provides administrative, custody and shareholder services to the Fund. The Trust has entered into an agreement with Investment Company Capital Corp., an indirect wholly owned subsidiary of Deutsche Bank AG, to provide transfer agency services to the Trust. All of these services are provided in return for a fee computed daily and paid monthly at an annual rate of .20% of the Fund's average daily net assets.

Bankers Trust has contractually agreed to waive its fees and reimburse expenses of the Fund through April 30, 2002 to the extent necessary to limit all expenses to 0.15% of the average daily net assets of the Fund, excluding expenses of the Portfolio, and 0.25% of the average daily net assets of the Fund, including expenses of the Portfolio.

ICC Distributors, Inc. provides distribution services to the Fund.

NOTE 3 -- SHARES OF BENEFICIAL INTEREST
At December 31, 2000, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                     For the Year Ended            For the Year Ended
                      December 31, 2000             December 31, 1999
              -------------------------  ----------------------------
                  Shares         Amount       Shares           Amount
              ----------  -------------  -----------    -------------
Sold           3,087,383  $  39,180,619   20,413,169    $ 204,927,300
Reinvested     1,146,154      8,300,299      157,810        1,762,743
Redeemed     (14,199,824)  (168,096,236) (20,181,688)    (198,658,396)
             -----------  -------------  -----------    -------------
Net increase
  (decrease)  (9,966,287) $(120,615,318)     389,291    $   8,031,647
             ===========  =============  ===========    =============

NOTE 4 -- SUBSEQUENT EVENT
On January 24, 2001, the Fund changed its name from Small Cap Index -- Premier Class to SmallCap Index Fund -- Premier Class.

NOTE 5 -- CAPITAL LOSSES
At December 31, 2000 the Fund has deferred a post October losses of $777,001 to the next fiscal year.

--------------------------------------------------------------------------------

Small Cap Index Fund -- Premier Class
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of BT Advisor Funds and Shareholders of the Small Cap Index Fund -- Premier Class

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Small Cap Index Fund -- Premier Class (one of the Funds comprising BT Advisor Funds, hereafter referred to as the 'Fund') at December 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
February 2, 2001


--------------------------------------------------------------------------------
TAX INFORMATION (Unaudited) For the Year Ended December 31, 2000

The amounts may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The Fund hereby designates the following earned amount as 20% rate capital gain dividends for the fiscal year ended December 31, 2000, $11,777,646. The Fund's distributions to shareholders included $3.110 per share from long-term capital gains, all of which is taxable at the 20% capital gains rate.

Of the ordinary distributions made during the year ended December 31, 2000, 36.040% qualifies for the dividends received deduction available to corporate shareholders.

Of the net investment income distributions made during the year ended December 31, 2000, 1.850% have been derived from investments in US Government and Agency Obligations. All or a portion of the distributions from this income may be exempt from taxation at the state level. Consult your tax advisor for state specific information.

--------------------------------------------------------------------------------

Small Cap Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 2000

    SHARES  SECURITY                             VALUE
--------------------------------------------------------------------------------
            INVESTMENTS IN UNAFFILIATED ISSUERS
            COMMON STOCK -- 95.12%
       800  24/7 Media, Inc.1 ................$    425
       600  3D0 Co.1 .........................   1,575
       700  3DFX Interactive, Inc.1 ..........     175
       266  99 Cents Only Stores 1 ...........   7,282
       650  AAR Corp. ........................   8,206
       400  Aaron Rents, Inc. -- Class B .....   5,625
     2,200  Abercrombie & Fitch Co. --
              Class A 1 ......................  44,000
       344  Abiomed, Inc. 1 ..................   8,342
       400  ABM Industries, Inc. .............  12,250
       400  About.com, Inc.1 .................  10,775
       388  Acacia Research Corp.1 ...........   6,911
       250  Accredo Health, Inc.1 ............  12,547
       700  Accrue Software, Inc.1 ...........   1,750
       300  Ackerley Group, Inc. .............   2,700
       300  Aclara Biosciences, Inc.1 ........   3,262
     1,261  ACNielsen Corp.1 .................  45,711
       300  ACT Manufacturing, Inc.1 .........   4,725
       600  Actel Corp.1 .....................  14,512
     1,400  Actuate Corp.1,4 .................  26,775
       960  Actuant Corp. -- Class A .........   2,880
       800  ACTV, Inc.1 ......................   3,400
       900  Adaptive Broadband Corp.1 ........   5,512
       172  ADE Corp. 1 ......................   3,031
       700  Adelphia Business Solutions,
              Inc.1 ..........................   2,975
       200  Adept Technology, Inc.1 ..........   2,900
       500  Administaff, Inc.1 ...............  13,600
       600  Advance Paradigm, Inc.1 ..........  27,300
     1,300  Advanced Digital Information
              Corp.1,4 .......................  29,900
       300  Advanced Energy Industries 1 .....   6,750
       388  Advanced Lighting Technologies,
              Inc.1 ..........................   2,570
       600  Advanced Radio Telecom Corp.1 ....     619
     1,569  Advanced Tissue Sciences, Inc.1 ..   4,756
       500  Advanta Corp. -- Class A .........   4,406
       200  Advantage Learning Systems,
              Inc.1,4 ........................   6,725
       700  Advent Software, Inc.1 ...........  28,044
       400  ADVO, Inc.1 ......................  17,750
     1,450  Aeroflex, Inc.1 ..................  41,801
       500  Affiliated Managers Group 1 ......  27,437
     1,400  AGCO Corp. .......................  16,975
       200  Agency.com Ltd.1 .................     775
     1,300  AGL Resources, Inc. ..............  28,681
     6,100  Agribiotech, Inc.1 ...............       6
       300  Agribrands International, Inc.1 ..  16,050
     1,100  Airborne Inc. ....................  10,725
     1,200  Airgas, Inc.1 ....................   8,175
       200  Airgate PCS 1 ....................   7,100
       200  Airnet Communications Corp.1 .....   1,350
     1,400  AirTran Holdings, Inc.1 ..........  10,150
     1,950  AK Steel Holding Corp. ...........  17,062
       200  Alabama National Bancorporation ..   4,525

    SHARES  SECURITY                             VALUE
--------------------------------------------------------------------------------
       200  Alamosa PCS Holdings Inc.1 .......$  1,600
     2,200  Alaris Medical, Inc.1 ............     687
       600  Alaska Air Group, Inc.1,4 ........  17,850
       446  Albany International Corp.1 ......   5,993
       500  Albany Molecular Research 1,4 ....  30,812
       520  Albemarle Corp. ..................  12,870
       847  Alberto-Culver Co. -- Class B ....  36,262
     1,000  Alexander & Baldwin, Inc. ........  26,250
       100  Alexander's, Inc.1 ...............   6,769
       300  Alexandria Real Estate Equity,
              Inc. ...........................  11,156
       330  Alexion Pharmaceuticals, Inc.1,4 .  21,429
     1,000  Alfa Corp. .......................  18,375
       500  Allaire Corp.1 ...................   2,516
       106  Alleghany Corp.1 .................  21,783
       700  Allen Telecommunications, Inc.1 ..  12,556
     1,822  Allete ...........................  45,208
     1,166  Alliance Pharmaceuticals Corp.1 ..  10,057
       600  Alliance Semiconductor Corp.1 ....   6,787
       320  Alliant Techsystems, Inc.1 .......  21,360
     2,000  Allied Capital Corp. .............  41,750
     1,352  Allied Riser Communications 1,4 ..   2,746
       500  Allscripts Healthcare Solutions
              Inc.1 ..........................   4,672
       600  Alpharma, Inc.4 ..................  26,325
       650  AMCOL International Corp. ........   3,087
       650  AMCORE Financial, Inc. ...........  13,447
       200  AMERCO, Inc.1 ....................   3,925
       800  America West Holdings Corp.1 .....  10,250
       200  American Axle & Manufacturing
              Holdings, Inc.1 ................   1,587
       300  American-- Classic Voyages Co.1,4    4,200
       533  American Captial Strategies, Ltd.   13,425
       500  American Eagle Outfitters, Inc.1 .  21,125
       661  American Financial Holdings, Inc.   13,633
     1,522  American Greetings Corp. --
              Class A ........................  14,364
       400  American Industrial Properties
              REIT ...........................   4,900
       500  American Italian Pasta Co.1 ......  13,406
       272  American National Insurance Co. ..  19,856
       300  American States Water Co. ........  11,062
       500  American Superconductor Corp.1 ...  14,281
     2,127  American Telesource Int.1 ........     798
     1,900  AmeriCredit Corp.1 ...............  51,775
       500  Ameripath, Inc.1 .................  12,500
     1,200  AmeriSource Health Corp. --
              Class A 1 ......................  60,600
       700  Ames Department Stores, Inc.1 ....   1,006
       800  AMETEK, Inc. .....................  20,750
       400  Amli Residential Properties Trust    9,875
       500  Ampal-American Israel Corp. --
              Class A 1 ......................   3,031
     1,380  Amylin Pharmaceuticals, Inc.1 ....  10,867
       750  Anadigics, Inc.1 .................  12,281
       100  Analogic Corp. ...................   4,456
       550  Analysts International Corp. .....   2,097

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Small Cap Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 2000

    SHARES  SECURITY                             VALUE
--------------------------------------------------------------------------------
       560  Anaren Microwave, Inc.1 ..........$ 37,625
       600  Anchor Bancorp Wisconsin, Inc. ...   9,600
       200  Anchor Gaming 1 ..................   7,800
       100  Andover Bancorp, Inc. ............   3,444
       500  Anixter International, Inc.1 .....  10,812
       600  Ann Taylor Stores 1 ..............  14,962
       800  Answerthink Consulting Group 1 ...   2,900
       588  APAC Teleservices, Inc.1 .........   2,168
       435  Aperian Inc.1,4 ..................     285
       330  Aphton Corp.1 ....................   5,940
       600  Applebee's International, Inc. ...  18,862
       500  Applica Inc.1 ....................   2,437
       450  Applied Industrial Technologies,
              Inc. ...........................   9,253
       300  Applied Science & Technology,
              Inc.1 ..........................   3,600
       200  Appliedtheory Corp.1 .............     400
       900  Apria Healthcare Group, Inc.1 ....  26,775
       800  Aptargroup, Inc. .................  23,500
       400  Aradigm Corp. 1 ..................   5,850
       300  Arch Capital Group Ltd 1 .........   4,500
       500  Arch Chemicals, Inc. .............   8,875
       400  Arch Coal, Inc. ..................   5,650
     3,250  Arch Wireless Inc.1 ..............   2,031
       400  Arctic Cat, Inc. .................   4,650
     1,436  Arden Realty Group ...............  36,079
       150  Area Bancshares Corp. ............   2,475
       258  Aremissoft Corp.1 ................  11,013
       400  Argonaut Group, Inc. .............   8,400
       500  Argosy Gaming Corp.1 .............   9,594
       300  Arguss Holdings, Inc.1 ...........   2,737
       600  Ariad Pharmaceuticals, Inc.1 .....   2,850
       358  Arkansas Best Corp. 1 ............   6,556
       444  Armor Holdings, Inc.1 ............   7,742
       902  Armstrong Holdings, Inc. .........   1,860
       500  Arnold Industries, Inc. ..........   9,000
       300  Arrow International, Inc. ........  11,302
       761  Artesyn Technologies, Inc.1 ......  12,081
       500  ArthroCare Corp.1 ................   9,750
     1,710  Arvinmeritor Inc. ................  19,451
       700  Ask Jeeves, Inc.1 ................   1,706
       100  Aspect Medical Systems, Inc.1 ....     862
       700  Aspen Technologies, Inc.1 ........  23,275
       400  Astec Industries, Inc.1 ..........   5,275
     1,072  Astoria Financial Corp. ..........  58,223
       800  Asyst Technologies, Inc.1 ........  10,750
       400  Atlantic Coast Airlines, Inc.1 ...  16,350
       350  Atlas Air, Inc.1 .................  11,419
       500  ATMI, Inc.1 ......................   9,750
       800  Atmos Energy Corp. ...............  19,500
       530  ATS Medical, Inc.1 ...............   7,519
       200  Atwood Oceanics, Inc.1 ...........   8,762
       400  Audiovox Corp. Class A 1 .........   3,600
       500  Aurora Biosciences Corp.1 ........  15,719

    SHARES  SECURITY                             VALUE
--------------------------------------------------------------------------------
       400  Aurora Foods, Inc.1 ..............$    975
     1,180  Avant Immunotherapeutics, Inc.1 ..   8,112
     1,000  Avant! Corp.1 ....................  18,312
       300  Avenue A, Inc.1,4 ................     544
       600  Avid Technology, Inc.1 ...........  10,959
       400  Avigen, Inc.1 ....................   8,300
       500  Aviron 1 .........................  33,406
       500  Avis Rent A Car, Inc.1 ...........  16,281
     1,100  Avista Corp. .....................  22,550
     1,022  Avocent Corp.1 ...................  27,594
       600  AVT Corp.1 .......................   2,981
       400  Aware, Inc.1 .....................   7,100
       400  AXT Inc.1 ........................  13,225
       900  Aztar Corp.1 .....................  11,644
       988  Azurix Corp.1 ....................   8,089
       200  Bacou USA1 .......................   5,200
       600  Baldor Electric Co. ..............  12,675
       500  Baldwin & Lyons, Inc. -- Class B .  11,625
       747  Ball Corp. .......................  34,409
       600  Bally Total Fitness Holding
              Corp.1 .........................  20,325
       100  Bancfirst Corp. ..................   3,969
     2,012  BancorpSouth, Inc. ...............  24,521
       300  Bandag, Inc. .....................  12,169
       375  Bank of Granite Corp. ............   8,719
       601  BankAtlantic Bancorp, Inc. --
              Class A ........................   2,254
       800  Banks United Corp. -- Class A ....  54,550
       600  Banta Corp. ......................  15,252
     1,233  Barnes & Noble, Inc.1 ............  32,674
       400  Barnes Group, Inc. ...............   7,950
       200  Barnesandnoble.com, Inc.1 ........     262
       525  Barr Labs, Inc.1 .................  38,292
       450  Barra, Inc.1 .....................  21,206
       700  Barrett Resources Corp.1 .........  39,769
       300  Basin Exploration, Inc.1 .........   7,650
     3,100  Battle Mountain Gold Co. --
              Class A 1 ......................   5,231
       737  Bay View Capital Corp. ...........   4,606
       600  Be Free Inc.1 ....................   1,312
       400  Bedford Property Investors, Inc. .   8,100
       158  Bel Fuse, Inc. ...................   5,372
       400  Belco Oil & Gas Corp.1 ...........   4,975
       600  Belden, Inc. .....................  15,225
       300  Bell and Howell Co.1 .............   4,950
       500  Benchmark Electronics, Inc.1,4 ...  11,281
     3,214  Bergen Brunswig Corp. ............  50,878
       400  Berry Petroleum Corp. -- Class A .   5,350
     3,158  Bethlehem Steel Corp.1 ...........   5,526
     2,500  Beverly Enterprises, Inc.1 .......  20,469
     1,000  Billing Information Concepts
              Corp.1 .........................   2,000
       666  Bindley Western Industries, Inc. .  27,681
       900  Bindview Development Corp.1 ......   8,466
       200  Bio-Rad Laboratories, Inc. --
              Class A 1 ......................   6,360
       344  Biocryst Pharmaceuticals, Inc.1 ..   2,279

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Small Cap Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 2000

    SHARES  SECURITY                             VALUE
--------------------------------------------------------------------------------
       616  BioMarin Pharmaceutical, Inc.1 ...$  5,967
       288  Biopure Corp.1,4 .................   5,760
       302  Biosite Diagnostics Inc.1 ........  12,212
     1,300  Biotechnology General Corp.1 .....   9,181
       400  Black Box Corp.1 .................  19,325
       550  Black Hills Corp. ................  24,612
       461  Blackrock, Inc.1 .................  19,362
       300  Blanch (E.W.) Holdings, Inc. .....   5,231
       281  Block Drug Co., Inc. -- Class A ..  14,805
       184  Blount International, Inc.1 ......   1,414
       300  Bluestone Software, Inc.1 ........   4,537
       802  Blyth Industries, Inc.1 ..........  19,348
       800  Bob Evans Farms, Inc. ............  17,050
       600  Boca Resorts, Inc. -- Class A 1 ..   8,625
       381  BOK Financial Corp.1 .............   8,096
       100  Bone Care International, Inc.1 ...   1,731
     1,900  Borders Group, Inc.1 .............  22,206
       544  Borg Warner Automotive, Inc. .....  21,760
       200  Bottomline Technologies, Inc.1 ...   5,137
       800  Bowne & Co., Inc. ................   8,450
       900  Boyd Gaming Corp.1 ...............   3,094
     2,100  Boyds Collection Ltd.1 ...........  19,556
       400  Boykin Lodging Co. ...............   3,400
       400  Brady (W. H.) Co. -- Class A .....  13,525
       800  Brandywine Realty Trust ..........  16,550
       200  Braun Consulting, Inc.1 ..........     737
     1,100  BRE Properties, Inc. -- Class A ..  34,856
       400  Breakway Solutions, Inc.1 ........     350
       516  Briggs & Stratton Corp. ..........  22,897
       300  Bright Horizons Family Solutions,
              Inc.1 ..........................   7,837
     1,200  Brightpoint, Inc.1 ...............   4,200
       300  Brio Technology, Inc.1 ...........   1,266
       800  Broadbase Software 1 .............   5,000
       300  Brookline Bancorp, Inc. ..........   3,450
       400  Brooks Automation, Inc.1 .........  11,225
       300  Brooktrout Technology, Inc.1 .....   2,841
       500  Brown & Brown, Inc. ..............  17,500
       700  Brown (Tom), Inc.1 ...............  23,012
       400  Brown Shoe Company, Inc. .........   5,200
       400  Brush Wellman, Inc. ..............   8,075
       200  BSB Bancorp, Inc. ................   2,634
       300  Bsquare Corp.1 ...................   1,800
       600  Buckeye Technologies, Inc.1 ......   8,437
       200  Buckle, Inc.1 ....................   3,512
       420  Burlington Coat Factory Warehouse
              Corp. ..........................   7,954
       800  Burnham Pacific Properties, Inc. .   3,700
       200  Bush Industries, Inc. -- Class A .   2,325
       600  C&D Technologies, Inc. ...........  25,912
       700  C-COR.Net Corp.1 .................   6,803
     1,100  C-Cube Microsystems Inc.1 ........  13,544
     1,025  Cable Design Technologies Corp.1 .  17,233

    SHARES  SECURITY                             VALUE
--------------------------------------------------------------------------------
     1,000  Cabot Industrial Trust ...........$ 19,187
       600  Cabot Microelectronics Corp.1 ....  31,162
       700  Cabot Oil & Gas Corp. -- Class A .  21,831
       300  CACI International, Inc. --
              Class A 1 ......................   6,905
       900  Cadiz, Inc.1 .....................   8,044
       100  CAIS Internet, Inc.1 .............      97
       616  Cal Dive International, Inc.1 ....  16,401
       300  Caldera Systems, Inc.1 ...........     581
       800  Calgon Carbon Corp. ..............   4,550
       400  Calico Commerce 1 ................     387
       300  California Amplifier, Inc.1 ......   2,775
       300  California Water Service Group ...   8,100
       100  Caliper Technologies Corp.1 ......   4,700
     1,800  Callaway Golf Co. ................  33,525
       600  Cambrex Corp. ....................  27,150
     1,300  Cambridge Technology Partners,
              Inc.1 ..........................   3,412
       958  Camden Property Trust ............  32,093
       100  Caminus Corp. 1 ..................   2,325
       500  Capital Automotive REIT ..........   6,906
       800  Capitol Federal Financial ........  13,400
       432  Capstead Mortgage Corp. ..........   4,698
       600  Caraustar Industries, Inc. .......   5,625
       100  Carbo Ceramics, Inc. .............   3,744
       705  Cardiodynamics International
              Corp.1 .........................   2,423
       400  Career Education Corp.1 ..........  15,650
     5,500  Caremark Rx, Inc.1 ...............  74,594
       730  Carlisle Companies, Inc. .........  31,344
       500  Carpenter Technology Corp. .......  17,500
       300  Carreker Corp.1 ..................  10,425
       200  Carrier Access Corp.1 ............   1,800
       500  Carter-Wallace, Inc. .............  16,687
       300  Cascade Natural Gas Corp. ........   5,644
       500  Casella Waste Systems, Inc.1 .....   4,344
     1,000  Casey's General Stores, Inc. .....  14,937
       669  Cash America International, Inc. .   2,927
       182  Catalytica Energy Systems 1 ......   3,145
     2,525  Catellus Development Corp.1 ......  44,187
       200  Cathay Bancorp, Inc. .............  11,800
       300  Cato Corp. -- Class A ............   4,125
       500  CB Richard Ellis Services, Inc.1 .   7,312
       600  CBL & Associates Properties, Inc.   15,187
     1,300  CBRL Group, Inc. .................  23,644
       900  CCC Information Services Group 1 .   5,625
       200  CDI Corp.1 .......................   2,925
       650  CEC Entertainment, Inc.1 .........  22,181
       300  Celeritek, Inc.1 .................  11,437
       800  Cell Genesys, Inc.1 ..............  18,250
       500  Cell Pathways, Inc.1,4 ...........   2,375
       847  Cell Therapeutics, Inc.1 .........  38,168
     8,300  Cellnet Data Systems, Inc.1,2 ....      --
       500  CenterPoint Properties Corp. .....  23,625
       200  Centex Construction Products .....   5,462

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Small Cap Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 2000

    SHARES  SECURITY                             VALUE
--------------------------------------------------------------------------------
     1,463  Centex Corp. .....................$ 54,954
       100  Centillium Communications,
              Inc.1,4 ........................   2,225
       400  Central Garden & Pet Co.1 ........   2,750
       300  Central Parking Corp. ............   6,000
     1,800  Century Business Services,
              Inc.1 ..........................   2,025
       300  Century South Banks, Inc. ........  10,106
       600  Cerner Corp.1 ....................  27,750
       258  Cerus Corp.1 .....................  19,414
       400  CH Energy Group ..................  17,900
     1,160  Champion Enterprises, Inc.1 ......   3,190
       300  Championship Auto Racing Teams 1 .   6,300
     2,300  Charming Shoppes, Inc.1 ..........  13,800
       500  Charter Municipal Mortgage
              Acceptance .....................   6,720
       500  Chateau Communities, Inc. ........  15,219
       200  Cheap Tickets, Inc.1 .............   1,950
       700  Checkpoint Systems, Inc.1 ........   5,206
       625  Cheesecake Factory, Inc.1 ........  23,984
       400  Chelsea GCA Realty, Inc.1 ........  14,750
       200  Chemed Corp. .....................   6,725
       400  ChemFirst, Inc. ..................   8,825
       338  Chemical Financial Corp. .........   7,901
       400  Chesapeake Corp. .................   8,225
     2,880  Chesapeake Energy Corp.1 .........  29,160
       300  Chico's FAS, Inc.1 ...............   6,262
       400  Children's Place Retail Stores,
              Inc.1,4 ........................   8,100
       900  Chiquita Brands International 1 ..     900
       619  Chittenden Corp. .................  18,763
     1,300  Choice Hotels International,
              Inc.1 ..........................  17,794
       300  Choice One Communications, Inc.1 .   2,794
       200  Chordiant Software, Inc.1 ........     594
       400  Chromavision Medical Systems 1 ...   1,050
       900  Church & Dwight Co., Inc. ........  20,025
       300  Churchill Downs, Inc. ............   8,944
     1,100  Ciber, Inc.1 .....................   5,362
     1,300  Cirrus Logic, Inc.1 ..............  24,375
       900  Citadel Communications Corp.1 ....  10,800
        --  Citizen Communications Co.1,2 ....      --
     1,102  Citizens Banking Corp. ...........  32,027
       272  Citybank .........................   5,814
       961  Claire's Stores, Inc. ............  17,238
       600  Clarcor, Inc. ....................  12,412
       500  Clarent Corp.1 ...................   5,656
       400  Clarus Corp.1 ....................   2,800
     2,377  Clayton Homes, Inc. ..............  27,335
       600  CLECO Corp. ......................  32,850
       200  Cleveland-Cliffs, Inc. ...........   4,312
       100  Closure Medical Corp.1 ...........   3,600
       400  CNA Surety Corp. .................   5,700
     1,161  CNF Transportation, Inc. .........  39,256
       300  Coachmen Industries, Inc. ........   3,150
       100  Cognizant Technology Solutions
              Corp.1 .........................   3,631

    SHARES  SECURITY                             VALUE
--------------------------------------------------------------------------------
       700  Coherent, Inc.1 ..................$ 22,750
       500  Cohu, Inc. .......................   6,969
       500  Coinstar, Inc.1 ..................   7,625
       200  Cole (Kenneth) Productions, Inc. --
              Class A 1 ......................   8,050
       172  Collateral Therapeutics, Inc.1 ...   3,042
     2,200  Collins & Aikman Corp.1 ..........   9,212
     2,425  Colonial Bancgroup ...............  26,069
       500  Colonial Properties Trust ........  13,031
       600  Columbia Laboratories, Inc.1 .....   2,587
       200  Columbia Sportswear Co.1 .........   9,950
       300  Columbus McKinnon Corp. ..........   2,662
       600  COM21, Inc.1 .....................   2,812
     1,000  Comfort Systems USA, Inc.1 .......   2,125
       729  Commerce Bancorp, Inc. ...........  49,845
       600  Commerce Group, Inc. .............  16,308
     1,305  Commercial Federal Corp. .........  25,366
       300  Commercial Metals Co. ............   6,675
       700  Commercial Net Lease Realty,
              Inc. ...........................   7,131
       300  Commonwealth Telephone
              Enterprises, Inc.1 .............  10,500
     1,000  Community First Bankshares, Inc. .  18,875
       600  Complete Business Solutions,
              Inc.1 ..........................   6,187
       300  CompuCredit Corp.1,4 .............   5,437
       750  Computer Horizons Corp.1 .........   1,828
       600  Computer Network Technology
              Corp.1 .........................  17,287
       100  CompX International, Inc. ........     894
       505  Comstock Resources, Inc.1 ........   7,449
       600  Concord Camera Corp.1 ............   9,900
       400  Concord Communications, Inc.1,4 ..   3,500
     1,300  Concurrent Computer Corp.1 .......   6,987
     2,097  Conectiv, Inc. ...................  42,071
       400  CONMED Corp.1 ....................   6,850
       691  Connitics Corp.1,4 ...............   3,153
       600  CONSOL Energy Inc. ...............  16,762
       587  Consolidated Products, Inc.1 .....   4,036
       400  Constellation Brands Inc. --
              Class A 1 ......................  23,500
       300  Convera Corp.1 ...................   5,325
       300  Cooper Companies, Inc. ...........  11,962
     1,477  Cooper Tire & Rubber Co. .........  15,693
       900  Copart, Inc.1 ....................  19,350
       300  Corinthian Colleges, Inc.1 .......  11,381
       901  Corixa Corp.1 ....................  25,121
       900  Corn Products International,
              Inc. ...........................  26,156
       900  Cornerstone Realty Income Trust,
              Inc. ...........................   9,506
       500  Corporate Executive Board Co.1 ...  19,883
     3,761  Corrections Corp of America 1 ....   1,293
       375  Corsair Communications, Inc.1 ....   2,672
       200  Corus Bankshares, Inc. ...........   9,897
       100  Corvel Corp.1 ....................   3,462
       500  Cost Plus, Inc.1 .................  14,687
       300  Costar Group, Inc.1 ..............   7,087

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Small Cap Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 2000

    SHARES  SECURITY                             VALUE
--------------------------------------------------------------------------------
       900  Cousins Properties, Inc. .........$ 25,144
     1,400  Covance, Inc.1 ...................  15,050
     1,400  Coventry Health Care, Inc.1 ......  37,362
       300  CPB, Inc. ........................   8,362
       200  CPI Corp. ........................   4,000
     1,250  Crawford & Co. -- Class B ........  14,531
       600  Credit Acceptance Corp.1,4 .......   3,600
       200  Creditrust Corp.1 ................      56
       300  Crestline Capital Corp.1 .........   7,725
     2,755  Crompton Corp. ...................  28,927
     1,712  Cross Timbers Oil Co. ............  47,508
       200  Crossman Communities, Inc.1 ......   4,200
       200  Crossroads System, Inc.1 .........     937
       408  Cryolife, Inc.1 ..................  12,342
       400  CSK Auto Corp.1 ..................   1,550
       200  CSS Industries, Inc.1 ............   4,250
       400  CT Communications, Inc. ..........   5,625
       400  CTC Communications Group, Inc.1 ..   1,850
       696  CTS Corp. ........................  25,360
       647  Cubist Pharmaceuticals, Inc.1 ....  18,763
     1,191  Cullen/Frost Bankers, Inc. .......  49,799
       961  Cummins Engine Co., Inc. .........  36,458
       900  Cumulus Media, Inc. --
              Class A 1 ......................   3,262
       400  Cuno, Inc.1 ......................  10,725
       700  Curagen Corp.1 ...................  19,119
       200  Curtiss-Wright Corp. .............   9,300
       416  CV Therapeutics, Inc.1,4 .........  29,432
       650  CVB Financial Corp. ..............  11,050
     1,200  Cyber-Care, Inc.1 ................   2,550
       400  Cyberonics, Inc.1 ................   9,300
       144  Cyberoptics Corp.1 ...............   2,439
       661  Cybersource Corp.1 ...............   1,570
       600  Cygnus, Inc.1,4 ..................   2,925
       802  Cylink Corp 1 ....................   1,729
       700  Cymer, Inc.1 .....................  18,014
     1,000  Cytec Industries, Inc.1 ..........  39,937
     1,800  Cytogen Corp.1 ...................   4,219
     1,244  D.R. Horton, Inc. ................  30,400
       300  Dain Rauscher Corp. ..............  28,406
     1,300  Dal-Tile International, Inc.1 ....  18,444
     1,600  Data Broadcasting Corp.1 .........   5,600
       300  Data Return Corp.1 ...............   1,125
       300  Datascope Corp. ..................  10,275
       400  Datastream Systems, Inc.1 ........   3,900
     1,700  Davita, Inc.1 ....................  29,112
       202  Davox Corp.1 .....................   1,969
       316  DDI Corp.1 .......................   8,611
       788  Dean Foods Corp. .................  24,182
     1,300  Del Monte Foods Co.1 .............   9,425
       700  Delco Remy International, Inc.1 ..   6,037
       358  Delphi Financial Group, Inc. --
              Class A 1 ......................  13,783

    SHARES  SECURITY                             VALUE
--------------------------------------------------------------------------------
       900  Delta & Pine Land Co. ..........$   18,844
       200  Deltathree.com, Inc.1 ..........       237
       400  Deltic Timber Corp. ............     9,550
       700  Dendrite International, Inc.1 ..    15,662
     1,300  Developers Diversified Realty
              Corp. ........................    17,306
       300  Diagnostic Products Corp. ......    16,387
     2,100  Dial Corp. .....................    23,100
       600  Diametrics Medical, Inc.1 ......     3,562
       500  Diamondcluster International --
              Class A ...................... 1,415,250
       200  Digene Corp.1 ..................     8,937
       230  Digimarc Corp.1 ................     3,795
     1,147  Digital Courier Technologies,
              Inc.1 ........................     3,333
       400  Digital Impact, Inc.1 ..........       937
       516  Digital Insight1 ...............     9,320
     1,700  Digital Island, Inc.1,4 ........     6,906
       500  Digital River, Inc.1 ...........     1,187
       100  Digitalthink, Inc.1,4 ..........     1,706
     2,094  Dillard Department Stores, Inc. --
              Class A ......................    24,735
       300  Dime Community Bancorp, Inc. ...     7,575
       500  Dionex Corp.1 ..................    17,250
       350  Direct Focus, Inc.1 ............    11,747
       200  Diversa Corp.1 .................     3,587
       800  Documentum, Inc.1 ..............    39,750
     1,075  Dole Food, Inc. ................    17,603
       600  Dollar Thrifty Automotive Group,
              Inc.1 ........................    11,250
     1,000  Donaldson Co., Inc. ............    27,812
       800  Doral Financial Corp. ..........    19,350
       300  Dover Downs Entertainment, Inc.      3,356
       474  Downey Financial Corp. .........    26,070
       300  Dress Barn, Inc.1 ..............     8,700
       400  Dreyer's Grand Ice Cream, Inc. .    12,900
       200  Dril-Quip, Inc.1 ...............     6,837
       500  Drugstore.com 1,4 ..............       453
       230  DSET Corp.1 ....................       413
       691  DSL.net Inc.1 ..................       367
       700  DSP Group, Inc.1 ...............    14,733
       500  Duane Reade, Inc.1,4 ...........    15,281
       100  Dupont Photomasks, Inc.1,4 .....     5,284
       300  Dura Automotive Systems, Inc.1 .     1,575
       300  Dusa Pharmaceuticals, Inc.1 ....     5,044
       200  DVI, Inc.1 .....................     3,412
     1,405  E-Medsoft.com 1,4 ..............       878
     1,300  E.Spire Communications, Inc.1 ..       650
     1,000  Earthgrains Co. ................    18,500
       700  Earthshell Corp.1 ..............       897
       600  East West Bancorp, Inc. ........    14,962
       400  Eastgroup Properties ...........     8,950
     1,400  Eaton Vance Corp. ..............    45,150
       200  Ebenx, Inc.1 ...................     1,350
       900  Eclipsys Corp.1 ................    22,050
       300  Edison Schools, Inc.1,4 ........     9,450

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Small Cap Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 2000

    SHARES  SECURITY                             VALUE
--------------------------------------------------------------------------------
       500  Education Management Corp.1 ......$ 17,875
     1,350  Edwards Lifesciences Corp.1 ......  23,962
       633  EEX Corp. ........................   3,086
       600  Egain Communications Corp.1,4 ....   1,856
       650  EGL, Inc.1,4 .....................  15,559
     1,300  El Paso Electric Co.1 ............  17,160
       500  Elantec Semiconductor, Inc.1 .....  13,875
       475  Elcor Corp. ......................   8,016
       200  Electric Lightwave, Inc. --
              Class A 1 ......................     662
       300  Electro Rent Corp.1 ..............   4,237
       600  Electro Scientific Industries,
              Inc.1 ..........................  16,800
       500  Electroglas, Inc.1 ...............   7,656
       100  Electronics Boutique Holdings
              Corp.1 .........................   1,750
     1,125  eLoyalty Corp 1 ..................   7,277
       800  eMachines, Inc.1 .................     300
       900  Emagin Corp.1 ....................   1,908
       100  Embarcadero Technologies, Inc.1 ..   4,500
       200  EMCOR Group, Inc.1 ...............   5,100
       600  EMCOR Corp.1 .....................  28,200
       330  Emisphere Technologies, Inc.1 ....   8,250
       400  Empire District Electric Co. .....  10,525
     1,523  Encompass Services Corp.1 ........   7,710
       216  Endocare, Inc.1 ..................   2,754
       600  Energen Corp. ....................  19,312
       402  Energy Conversion Devices,
              Inc.1 ..........................   8,140
       700  Enhance Financial Services
              Group, Inc. ....................  10,806
       400  Entertainment Properties Trust ...   4,400
       400  Entremed, Inc.1,4 ................   6,900
       479  Enzo Biochem, Inc.1 ..............  11,915
     1,000  Enzon, Inc.1 .....................  62,062
       258  Epicedge, Inc.1 ..................      97
       600  Epresence, Inc.1 .................   2,606
       900  Equity Inns, Inc. ................   5,569
       272  Esco Technologies, Inc.1 .........   5,627
       200  Espeed, Inc.1 ....................   3,137
       600  ESS Technology, Inc.1 ............   3,075
       500  Essex Property Trust, Inc. .......  27,375
       400  Esterline Technologies Corp.1 ....  10,500
       900  Ethan Allen Interiors, Inc. ......  30,150
     1,500  Ethyl Corp. ......................   2,156
     1,500  Etoys, Inc.1,4 ...................     281
       400  Evergreen Resources, Inc.1 .......  15,450
       900  Exar Corp.1 ......................  27,886
       230  Excel Technology, Inc.1 ..........   4,589
       600  Excelon Corp.1 ...................     900
       900  Exchange Applications, Inc.1 .....   1,097
       200  Exelixis, Inc.1 ..................   2,925
       400  Exide Corp. ......................   3,050
     1,700  Extended Stay America, Inc.1 .....  21,845
       200  Extended Systems, Inc.1 ..........   2,337
       100  Extensity, Inc.1 .................     602
       275  F & M Bancorp./Maryland ..........   5,672

    SHARES  SECURITY                             VALUE
--------------------------------------------------------------------------------
       590  F & M National Corp. .............$ 15,414
       562  F.N.B. Corp. .....................  11,802
       300  F.Y.I., Inc.1 ....................  11,062
       400  F5 Networks, Inc.1,4 .............   3,800
       300  Factory 2-U Stores, Inc.1 ........   9,937
       500  Factset Research Systems, Inc. ...  18,535
       300  Fair Issac & Co., Inc. ...........  15,300
     1,000  Fairfield Communities, Inc.1 .....  14,062
       200  Farmers Capital Bank Corp. .......   5,525
       358  FBL Financial Group, Inc. --
              Class A ........................   6,243
     1,000  Fedders USA, Inc. ................   4,625
     1,000  Federal Realty Investment Trust ..  19,000
     1,100  Federal Signal Corp. .............  21,587
     1,700  Federal-Mogul Corp. ..............   3,931
       302  FEI Co.1 .........................   6,870
     1,119  Felcor Suite Hotels, Inc. ........  26,786
       800  Ferro Corp. ......................  18,400
     1,340  Fidelity National Financial,
              Inc. ...........................  49,496
       800  FileNet Corp.1 ...................  21,800
       250  Financial Federal Corp.1 .........   5,969
     1,477  Finova Group, Inc. ...............   1,385
       100  Firepond, Inc.1 ..................     944
     1,300  First American Financial Corp. ...  42,737
       500  First Bancorp/Puerto Rico ........  11,812
       300  First Busey Corp. ................   5,981
       800  First Charter Corp. ..............  11,900
       100  First Citizens Bancshares --
              Class A ........................   8,075
     1,366  First Commonwealth Financial
              Corp. ..........................  13,660
       700  First Consulting Group 1 .........   3,325
       300  First Federal Capital Corp. ......   4,350
       868  First Financial Bancorp ..........  14,756
       210  First Financial Bankshares,
              Inc. ...........................   6,602
       220  First Financial Corp. --
              Indiana ........................   7,026
       300  First Financial Holdings, Inc. ...   5,906
       310  First Indiana Corp. ..............   7,285
       900  First Industrial Realty Trust,
              Inc. ...........................  30,600
       415  First Merchants Corp. ............   9,415
       989  First Midwest Bancorp, Inc. ......  28,434
       300  First Niagara Financial Group ....   3,244
       800  First Sentinel Bancorp, Inc. .....   9,200
       230  First Source Corp. ...............   4,197
       200  First Washington Realty Trust,
              Inc. ...........................   5,162
       400  FirstFed Financial Corp. DE 1 ....  12,925
     1,000  Fisher Scientific International,
              Inc.1 ..........................  36,875
       800  Fleetwood Enterprises, Inc. ......   8,400
     1,000  Fleming Companies, Inc. ..........  11,812
       400  Florida Rock Industries ..........  15,650
       881  Flowserve Corp.1 .................  18,831
       500  Footstar, Inc.1 ..................  24,750
       400  Forest City Enterprises --
              Class A ........................  15,680
       194  Forest Oil Corp. 1 ...............   7,154
       300  Forrester Research, Inc.1 ........  15,019

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Small Cap Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 2000

    SHARES  SECURITY                             VALUE
--------------------------------------------------------------------------------
       300  Forward Air Corp.1 ...............$ 11,194
       300  Fossil, Inc.1 ....................   4,345
       900  Foster Wheeler Corp. .............   4,725
       200  Four Kids Entertainment, Inc.1 ...   1,787
     1,377  Franchise Financial Corp. ........  32,101
       100  Franklin Electric Co., Inc. ......   6,850
       200  Fred's, Inc. .....................   4,212
     3,002  Freeport-McMoRan Copper &
              Gold, Inc. -- Class B 1 ........  25,705
     1,344  Fremont General Corp. ............   3,780
       866  Friede Goldman International,
              Inc.1 ..........................   3,085
       900  Friedman, Billings, Ramsey
              Group, Inc. -- Class A 1 .......   5,906
       500  Fritz Companies, Inc.1 ...........   3,031
       400  Frontier Airlines, Inc.1 .........  12,375
       400  Frontier Financial Corp. .........  10,025
       602  Frontier Oil Corp.1 ..............   4,139
       600  Frontline Capital Group 1 ........   7,978
       600  FSI International, Inc.1 .........   5,025
       200  Fuelcell Energy, Inc.1 ...........  13,712
       300  Fuller (H.B.) Co. ................  11,836
     1,722  Fulton Financial Corp. ...........  39,714
     1,200  Furniture Brands International,
              Inc.1 ..........................  25,275
     1,000  Futurelink Corp.1 ................     656
       500  G & K Services, Inc. --
              Class A ........................  14,062
       100  Gabelli Asset Management, Inc. --
              Class A 1 ......................   3,319
       600  Gables Residential Trust .........  16,800
       300  Gadzoox Networks, Inc.1 ..........     628
       900  Gallagher (Arthur J.) & Co. ......  57,262
       350  Gardner Denver Machinery, Inc.1 ..   7,455
     1,777  Gartner Group-- Class A 1 ........  12,261
       300  Gasonics International, Inc.1 ....   5,512
     1,300  Gaylord Container Corp.1 .........   1,300
       400  Gaylord Entertainment Co.1 .......   8,350
       230  GBC Bancorp ......................   8,826
       200  GC Companies, Inc.1 ..............     400
       800  GenCorp, Inc. ....................   7,700
       600  Gene Logic, Inc.1 ................  11,025
       700  General Cable Corp. ..............   3,106
     1,000  General Communication, Inc. --
              Class A 1 ......................   7,000
       800  General Semiconductor, Inc.1,4 ...   5,000
       500  Genesco, Inc.1 ...................  12,219
       300  Genlyte Group, Inc.1 .............   7,125
       500  Genome Therapeutics Corp.1 .......   3,484
       700  GenRad, Inc.1 ....................   7,000
       200  Gentek, Inc. .....................   3,300
       400  Gentiva Health Services 1 ........   5,350
       350  Genzyme Corp-Biosurgery
              Division 1 .....................   3,041
       500  Genzyme Transgenics Corp.1 .......   7,156
       800  Georgia Gulf Corp. ...............  13,650

    SHARES  SECURITY                             VALUE
--------------------------------------------------------------------------------
       400  Geoworks Corp.1 ..................$  1,175
       500  Gerber Scientific, Inc. ..........   4,281
       500  Geron Corp.1,4 ...................   7,719
       300  Gibraltar Steel Corp.1 ...........   5,269
       600  Glatfelter (P.H.) Co. ............   7,470
     1,500  Glenayre Technologies, Inc.1 .....   5,297
       700  Glenborough Realty Trust, Inc. ...  12,162
       200  Gliatech, Inc.1,4 ................     812
       600  Glimcher Realty Trust ............   7,500
       575  Globalnet Financial.com 1 ........     862
       400  Globix Corp.1 ....................   1,100
       400  GoAmerica, Inc.1,4 ...............   2,150
       258  Golden Telecom, Inc.1 ............   1,322
       600  Goto.com 1 .......................   4,387
       500  Graco, Inc. ......................  20,687
       450  Granite Construction, Inc. .......  13,022
       300  Great American Financial
              Resources, Inc. ................   5,737
       400  Great Atlantic & Pacific Tea Co. .   2,800
     1,119  Great Lakes Chemical Corp. .......  41,613
       400  Great Lakes REIT, Inc. ...........   6,950
       300  Great Plains Software, Inc.1,4 ...  14,119
       900  Greater Bay Bancorp4 .............  36,900
       300  Greif Brothers Corp. --
              Class A ........................   8,550
     4,300  Grey Wolf, Inc.1 .................  25,262
       100  Gric Communication, Inc.1 ........     212
       600  Griffon Corp.1 ...................   4,725
       400  Group 1 Automotive, Inc.1 ........   3,750
       800  GTECH Holdings Corp.1 ............  16,450
       200  Guess, Inc.1 .....................   1,062
       600  Guilford Pharmaceuticals, Inc.1 ..  10,800
       500  Guitar Center, Inc.1 .............   5,687
     1,487  HA-LO Industries, Inc.1 ..........   3,346
       600  Haemonetics Corp.1 ...............  18,525
       800  Hain Celestial Group, Inc.1 ......  26,000
       200  Hall Kinion & Associates, Inc.1 ..   4,025
       220  Hancock Holding Co. ..............   8,415
       600  Handleman Co.1 ...................   4,500
     5,200  Hanover Direct, Inc.1 ............   1,950
       509  Harbor Florida Bancshares ........   7,603
       700  Harland (John H.) Co. ............   9,887
       300  Harleysville Group, Inc. .........   8,775
       168  Harleysville National Corp. ......   5,810
       700  Harman International Industries,
              Inc. ...........................  25,550
     1,000  Harsco Corp. .....................  24,687
       400  Haverty Furniture Co., Inc. ......   3,950
       800  Hawaiian Electric Industries4 ....  29,750
       600  Hayes Lemmerz International,
              Inc.1 ..........................   4,012
     1,000  HCC Insurance Holdings, Inc. .....  26,937
     1,162  Health Care Property Investors,
              Inc. ...........................  34,715
       700  Health Care REIT, Inc. ...........  11,375
     2,452  Health Net, Inc.1 ................  64,212

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Small Cap Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 2000

    SHARES  SECURITY                             VALUE
--------------------------------------------------------------------------------
       977  Healthcare Realty Trust, Inc. ...$  20,761
       350  Heartland Express, Inc.1 ........    7,984
       200  Heico Corp. .....................    3,125
        10  Heico Corp. -- Class A ..........      116
       500  Heidrick & Struggles
              International 1 ...............   21,031
       500  Helix Technology Corp. ..........   11,836
       500  Henry Schein, Inc.1 .............   17,312
       300  Herbalife International, Inc. --
              Class A .......................    2,287
       500  Hexcel Corp.1 ...................    4,469
       200  Hi/Fn, Inc.1 ....................    5,500
       358  Hickory Tech Corp. ..............    7,339
       800  High Speed Access Corp.1 ........      850
     1,408  Highwoods Properties, Inc. ......   35,024
       300  Hilb Rogal Hamilton Co. .........   11,962
       800  HNC Software, Inc.1 .............   23,750
       947  Hollinger International, Inc. ...   15,034
       800  Hollywood Entertainment Corp.1 ..      850
       500  Home Properties of New York,
              Inc. ..........................   13,969
     1,233  Hon Industries, Inc. ............   31,441
     1,600  Hooper Holmes, Inc. .............   17,696
     1,000  Horace Mann Educators Corp. .....   21,375
       200  Horizon Offshore, Inc.1 .........    3,950
     1,200  Hospitality Properties Trust ....   27,150
       400  Hot Topic, Inc.1 ................    6,575
       100  Hotel Reservations Network,
              Inc.1 .........................    2,837
       500  Hotjobs.com Ltd. 1 ..............    5,719
       588  Houghton Mifflin Co. ............   27,268
       200  Houston Exploration Co.1 ........    7,625
     3,200  HRPT Properties Trust ...........   24,200
       400  HS Resources, Inc.1 .............   16,950
     1,261  Hudson United Bancorp ...........   26,402
       550  Hughes Supply, Inc. .............    9,867
     3,744  Humana, Inc.1 ...................   57,096
       400  Hunt (J.B.) Transport Services,
              Inc.1 .........................    6,725
       600  Hutchinson Technology, Inc.1 ....    8,250
       300  Hypercom Corp.1 .................      937
       725  Hyperion Software Corp.1 ........   11,192
       300  Hyseq, Inc.1,4 ..................    4,312
       430  I-STAT Corp.1,4 .................   11,368
       200  IBasis, Inc.1 ...................      825
       400  Ibeam Broadcasting Corp.1,4 .....      425
       200  IBIS Technology Corp.1 ..........    3,850
     1,700  ICG Communications, Inc.1 .......      170
       900  Idacorp, Inc. ...................   44,156
       600  Identix, Inc.1 ..................    4,710
       750  IDEX Corp. ......................   24,844
       800  IDEXX Laboratories, Inc.1 .......   17,600
       600  IDT Corp.1 ......................   12,225
       400  IDX Systems Corp.1 ..............   10,000
       900  Igate Capital Corp.1 ............    2,587
       300  IGEN International, Inc.1 .......    3,694
       500  IHOP Corp.1 .....................   10,844

    SHARES  SECURITY                             VALUE
--------------------------------------------------------------------------------
       200  II-VI, Inc.1 .................... $  3,037
     3,458  Ikon Office Solutions, Inc. .....    8,645
       647  Ilex Oncology, Inc.1 ............   17,024
       475  Illuminet Holding 1 .............   10,895
       800  Imation Corp.1 ..................   12,400
     2,211  Imatron, Inc.1 ..................    3,040
       316  Immersion Corp.1 ................    2,375
       600  Immune Response Corp. DE1 .......    1,575
       863  Immunogen, Inc.1 ................   18,501
       800  Immunomedics, Inc.1 .............   17,200
       400  Impath, Inc.1 ...................   26,600
       100  Impco Technologies, Inc.1 .......    1,200
       873  Imperial Bancorp 1 ..............   22,916
       400  Impsat Fiber Networks 1 .........    1,750
       525  IMR Global Corp.1 ...............    2,822
       330  Inamed Corp.1 ...................    6,744
     1,600  Independence Community Bank .....   25,500
     1,600  Indymac Mortgage Holdings,
              Inc.1 .........................   47,200
       900  Infocus Corp.1 ..................   13,275
       320  Infogrames Inc.1 ................    1,780
     1,400  Informatica Corp.1 ..............   55,387
       500  Information Architects Corp.1,4 .      906
       286  Information Holdings, Inc.1 .....    6,703
       700  Infousa, Inc.1 ..................    2,362
       200  Ingles Markets, Inc. ............    2,012
       900  Inhale Therapeutic Systems 1,4 ..   45,450
       800  Innkeepers USA Trust ............    8,850
     1,311  Inprise Corporation 1 ...........    7,251
       900  Input/Output, Inc.1 .............    9,169
       991  Insight Communications Co.,
              Inc.1 .........................   23,288
       812  Insight Enterprises, Inc.1 ......   14,565
       500  Insignia Financial Group, Inc.1 .    5,937
       400  Insituform Technology1 ..........   15,950
       216  Insurance Auto Auctions, Inc.1 ..    2,592
       468  Integra Bank Corp. ..............   11,963
       300  Integrated Circuit Systems,
              Inc.1 .........................    4,969
       800  Integrated Electrical Services,
              Inc.1 .........................    4,750
       600  Integrated Silicon Solution,
              Inc.1 .........................    8,625
     1,800  Intelect Communications, Inc.1 ..      675
       936  Intellidata Technologies Corp.1 .    2,428
       500  Inter-Tel, Inc. .................    3,844
       400  Interact Commerce Corp.1 ........    3,350
       200  Interactive Intelligence, Inc.1 .    4,825
       130  Intercept Group (The), Inc.1 ....    3,469
     1,300  Interdigital Communications
              Corp.1 ........................    7,028
     1,100  Interface, Inc. .................    9,556
     1,000  Intergraph Corp.1 ...............    6,000
     1,680  Interliant, Inc.1 ...............    5,355
       230  Interlink Electronics 1 .........    2,918
       429  Interlogix, Inc.1 ...............    8,097
     1,200  Intermedia Communications of
              Florida, Inc.1,4 ..............    8,625

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Small Cap Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 2000

    SHARES  SECURITY                             VALUE
--------------------------------------------------------------------------------
       200  Intermune Pharmaceuticals 1 ..... $  8,925
       318  International Bancshares Corp. ..   10,852
       700  International Fibercom, Inc.1 ...    3,456
       400  International Multifoods Corp. ..    8,125
       500  International Specialty Products,
              Inc.1 .........................    3,344
     1,794  Internet Pictures Corp.1 ........    1,738
       300  Internet.com Corp.1 .............    1,781
       300  Interpool, Inc. .................    5,119
       700  Interstate Bakeries Corp. .......    9,844
       650  Intertan, Inc.1 .................    7,556
     1,511  Intertrust Technologies Corp.1 ..    5,100
       800  Intervoice, Inc.1 ...............    5,800
       675  Interworld Corp.1 ...............      337
       900  Interwoven, Inc.1 ...............   59,344
       300  Intrabiotics Pharmaceuticals,
              Inc.1 .........................    2,887
       400  Intranet Solutions, Inc.1 .......   20,400
       400  Intraware, Inc.1,4 ..............      587
       400  Intrusion.com, Inc.1 ............    1,900
       600  Invacare Corp. ..................   20,550
       688  Investment Technology Group,
              Inc.1 .........................   28,724
       700  Investors Financial Services
              Corp. .........................   60,200
       833  Invitrogen Corp.1 ...............   71,950
     6,500  Iomega Corp.1 ...................   21,905
       400  Ionics, Inc.1 ...................   11,350
       700  IRT Property Co. ................    5,687
       300  Irwin Financial Corp. ...........    6,356
       900  Isis Pharmaceutical, Inc.1 ......    9,562
       605  Isle of Capri Casino, Inc.1 .....    6,428
     1,200  ITC Deltacom, Inc.1 .............    6,469
       350  ITT Educational Services, Inc.1 .    7,700
       100  ITXC Corp.1 .....................      694
       500  Ivex Packaging Corp.1 ...........    5,469
       500  Ivillage, Inc.1 .................      531
     1,000  IXL Enterprises, Inc.1 ..........    1,000
       200  Ixys Corp.1 .....................    2,925
     1,300  J. D. Edwards & Co.1 ............   23,156
       900  Jack In The Box, Inc.1 ..........   26,494
       600  Jacobs Engineering Group, Inc.1 .   27,712
       400  Jakks Pacific, Inc.1 ............    3,650
       450  JDA Software Group, Inc.1 .......    5,878
       800  JDN Realty Corp. ................    8,450
       600  Jefferies Group, Inc. ...........   18,750
     1,000  JLG Capital Industries, Inc. ....   10,625
       100  JNI Corp.1 ......................    2,269
       100  John Nuveen & Co., Inc. --
              Class A .......................    5,750
     1,105  John Wiley & Sons, Inc. --
              Class A .......................   23,757
       800  Jones Lang Lasalle, Inc.1 .......   11,100
     1,100  Journal Register Co.1 ...........   17,669
       300  JP Realty, Inc. .................    4,725
       800  Juno Online Services, Inc.1 .....      525
       433  Jupiter Media Metrix, Inc.1 .....    4,032
     3,150  Just For Feet, Inc.1,4 ..........        9

    SHARES  SECURITY                             VALUE
--------------------------------------------------------------------------------
       400  K-V Pharmaceutical Co. --
              Class B 1 .....................$   9,700
       700  Kaiser Aluminum Corp.1 ..........    2,581
       500  Kaman Corporation-- Class A .....    8,437
       100  Kansas City Life Insurance Co. ..    3,537
     1,505  Kansas City Power & Light Co. ...   41,293
     1,100  Kaufman & Broad Home Corp. ......   37,056
       700  Kaydon Corp. ....................   17,412
       200  Keithley Instruments, Inc. ......    8,612
       600  Kellwood Co. ....................   12,675
       400  Kelly Services, Inc. --
              Class A .......................    9,450
       700  Kennametal, Inc. ................   20,387
       700  Kent Electronics Corp.1 .........   11,550
     2,300  Key Energy Group, Inc.1 .........   24,006
       302  Key Production Co., Inc.1 .......   10,136
       450  Key3media Group 1 ...............    5,484
       400  Keynote Systems Inc.1 ...........    5,675
       883  Kforce.com Inc.1 ................    2,704
       600  Kilroy Realty Corp. .............   17,137
       700  Kimball International, Inc. --
              Class B .......................   10,150
       562  Kirby Corp.1 ....................   11,802
       150  Knight Transportation, Inc.1 ....    2,887
       700  Koger Equity, Inc. ..............   10,894
       944  Korn/Ferry International 1 ......   20,060
       200  Kos Pharmaceuticals, Inc.1 ......    3,525
       350  Kronos, Inc.1 ...................   10,828
     1,200  Kulicke & Soffa Industries,
              Inc.1,4 .......................   13,500
     1,500  La-Z-Boy Chair, Inc. ............   23,625
       850  Labor Ready, Inc.1 ..............    2,816
       450  Laboratory Corp of America
              Holdings 1 ....................   79,200
       919  Labranche & Company 1 ...........   28,087
       500  Laclede Gas Co. .................   11,687
       700  Lancaster Colony Corp. ..........   19,644
       600  Lance, Inc. .....................    7,594
       200  Landamerica Financial Group,
              Inc. ..........................    8,087
       500  Landry's Seafood Restaurants,
              Inc.1 .........................    4,969
       300  Lands' End, Inc.1 ...............    7,536
       200  Landstar Systems, Inc.1 .........   11,087
       500  Lante Corp.1 ....................      781
       200  Lasalle Hotel Properties ........    3,037
       300  Latitude Communications, Inc.1 ..    1,162
       200  Lawson Products, Inc. ...........    5,437
       300  LCC International, Inc.1 ........    3,262
       700  Leap Wireless International 1 ...   17,500
     1,563  Lear Corp.1 .....................   38,782
       200  Learning Tree International,
              Inc.1 .........................    9,900
     1,100  Lee Enterprises, Inc. ...........   32,794
     2,100  Legato Systems, Inc.1 ...........   15,619
         1  Legg Mason, Inc. ................       55
     1,195  Lennar Corp. ....................   43,319
       905  Lennox International ............    7,014
       900  Leucadia National Corp. .........   31,894
       200  Level 8 Systems, Inc.1 ..........    1,219

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Small Cap Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 2000

    SHARES  SECURITY                             VALUE
--------------------------------------------------------------------------------
       216  Lexicon Genetics, Inc.1 .........$   3,591
       400  Lexington Corp. Properties ......    4,725
       400  Libbey, Inc. ....................   12,150
       431  Liberty Corp. ...................   17,536
       300  Liberty Financial Companies,
              Inc. ..........................   13,369
       300  Lifeminders, Inc.1 ..............    1,050
       800  Lifepoint Hospitals, Inc.1 ......   40,100
     1,300  Ligand Pharmaceutical --
              Class B 1 .....................   18,200
       416  Lightbridge, Inc.1 ..............    5,460
       400  Lightpath Technologies, Inc.1 ...    5,550
       947  Lincare Holdings, Inc.1 .........   54,038
       800  Lincoln Electric Holdings, Inc. .   15,700
       425  Lindsay Manufacturing Co. .......    9,616
       900  Linens 'N Things, Inc.1 .........   24,863
       500  Littlefuse, Inc.1 ...............   14,313
       600  LNR Property Corp. ..............   13,200
       344  Lodgenet Entertainment Corp.1 ...    6,063
       600  Lone Star Steakhouse &
              Saloon, Inc. ..................    5,775
       600  Lone Star Technologies, Inc.1 ...   23,100
       675  Longs Drug Stores, Inc. .........   16,284
     1,300  Longview Fibre Co. ..............   17,550
     1,000  Looksmart Ltd.1,4 ...............    2,438
       500  Louis Dreyfus Natural Gas
              Corp.1 ........................   22,906
     2,483  Louisiana-Pacific Corp. .........   25,140
        50  LTC Healthcare, Inc.1 ...........       66
     2,400  LTV Corp.1 ......................      825
     1,200  LTX Corp.1 ......................   15,544
     1,233  Lubrizol Corp. ..................   31,750
       500  Luby's Cafeterias, Inc. .........    3,000
       100  Luminex Corp.1 ..................    2,606
       200  Lynx Therapeutics, Inc.1 ........    1,800
       200  M.S. Carriers, Inc.1 ............    6,550
       400  MacDermid, Inc. .................    7,600
       800  Macerich, Co. ...................   15,350
       400  Madison Gas & Electric Co. ......    9,050
       525  MAF Bancorp, Inc. ...............   14,930
       500  Magnetek, Inc.1 .................    6,500
     1,000  Mail Boxes Etc.1,4 ..............      719
     1,100  Mail-Well Corp.1 ................    4,744
       100  Manhattan Associates, Inc.1 .....    4,263
       637  Manitowoc Co., Inc. .............   18,473
     1,994  Manor Care, Inc.1 ...............   41,126
       400  Manufactured Home
              Communities, Inc. .............   11,600
     1,200  Manugistics Group, Inc.1 ........   68,400
       295  Mapinfo Corp.1 ..................   13,939
       800  Marcus Corp. ....................   11,100
       300  Marimba, Inc.1 ..................    1,350
       100  Markel Corp.1 ...................   18,100
       100  Marketwatch.com Inc.1 ...........      300
       416  Martek Biosciences Corp.1,4 .....    5,096

    SHARES  SECURITY                             VALUE
--------------------------------------------------------------------------------
       230  Martha Stewart Living
              Omnimedia, Inc.1 ..............$   4,614
       400  Mathews International Corp. --
               Class A ......................   12,625
       633  Matrix Pharmaceutical, Inc.1 ....   10,840
       100  Matrixone, Inc.1 ................    1,819
       400  Mattson Technology, Inc.1 .......    4,125
       400  Maverick Tub Corp.1 .............    9,050
       588  Maxim Pharmaceuticals, Inc.1,4 ..    3,749
       300  MAXIMUS, Inc.1 ..................   10,481
     1,500  Maxtor Corp.1 ...................    8,391
       200  Maxygen, Inc.1 ..................    4,900
       144  McAfee Com Corp.1 ...............      720
       430  McClatchy Newspapers, Inc. ......   18,329
       200  McGrath Rentcorp. ...............    3,875
       300  MCK Communications, Inc.1 .......    2,531
       500  McMoran Exploration Co.1 ........    6,625
       200  MCSI, Inc.1 .....................    4,275
       500  MDC Holdings, Inc. ..............   16,475
     1,550  MDU Resources Group .............   50,375
       200  Meade Instruments Corp.1 ........    1,313
       500  Mechanical Technology, Inc.1 ....    1,750
       300  Medallion Financial Corp. .......    4,388
       200  Media 100, Inc.1 ................      513
       430  Media General, Inc. .............   15,652
       500  Mediacom Communications Corp.1 ..    8,594
       300  MediaPlex, Inc.1 ................      244
       442  Medical Assurance, Inc.1 ........    7,376
       300  Medicalogic/Medscape, Inc.1,4 ...      694
       750  Medicis Pharmaceutical Corp. --
              Class A 1 .....................   44,344
     3,452  Meditrust Corp. Paired Stock1 ...    8,846
       337  MedQuist, Inc.1 .................    5,392
       300  MemberWorks, Inc.1 ..............    6,375
       800  MEMC Electronic Materials 1 .....    7,750
       750  Men's Wearhouse, Inc.1 ..........   20,438
       500  Mentor Corp. ....................    9,750
     1,500  Mentor Graphics Corp.1 ..........   41,156
       600  Mercator Software, Inc.1 ........    3,225
       500  Merchants New York Bancorp ......   12,531
       500  Mercury Computer Systems, Inc.1 .   23,219
       616  Mercury General Corp. ...........   27,027
       933  Meredith Corp. ..................   30,031
       376  Meridian Resource Corp.1 ........    3,243
       812  Meristar Hospitality Corp. ......   15,986
       800  Mesa Air Group, Inc.1 ...........    5,600
       300  Mesaba Holdings, Inc.1 ..........    3,769
       200  Meta Group, Inc.1 ...............    1,300
       600  Metals USA, Inc. ................    1,688
       200  MetaSolv Software, Inc.1 ........    1,825
       900  Methode Electronics, Inc. --
              Class A .......................   20,644

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Small Cap Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 2000

    SHARES  SECURITY                             VALUE
--------------------------------------------------------------------------------
       500  Metricom, Inc.1,4 ...............$   5,031
     1,480  Metris Companies, Inc. ..........   38,943
     1,900  Metrocall, Inc.1 ................      891
     1,700  Metromedia International
              Group, Inc.1 ..................    4,420
       900  Mettler -- Toledo International,
              Inc.1 .........................   48,938
       400  MGI Pharma, Inc.1 ...............    6,600
       300  Michael Foods, Inc. .............    9,038
       800  Michaels Stores, Inc.1 ..........   21,200
       800  Micron Electronics, Inc.1 .......    3,125
       400  MICROS Systems, Inc.1 ...........    7,300
       316  Microsemi Corp.1 ................    8,789
       600  Microstrategy, Inc.1 ............    5,700
       230  Microvision, Inc.1 ..............    4,025
     1,000  Mid Atlantic Medical Services,
              Inc.1 .........................   19,813
       400  Mid-America Apartment
              Communities, Inc. .............    9,025
       300  Mid-State Bancshares ............   10,650
       290  MidAmerica Bancorp ..............    6,598
       400  Midas, Inc. .....................    4,775
       172  Midcoast Energy Resources, Inc. .    3,752
       100  Midland Co. .....................    2,775
       676  Midway Games, Inc.1 .............    4,800
       350  Midwest Express Holdings 1 ......    5,141
       800  Milacron, Inc. ..................   12,850
     1,519  Millennium Chemicals, Inc. ......   27,532
       400  Mills Corp. .....................    6,625
       300  Mine Safety Appliances Co. ......    7,538
       500  Minerals Technologies, Inc. .....   17,094
       900  Mips Technologies, Inc. --
              Class A 1 .....................   24,019
       330  Miravant Medical
              Technologies 1 ................    3,063
       200  Mississippi Valley Bancshares ...    5,875
       500  Mitchell Energy & Development
              Corp. -- Class A ..............   30,625
       100  MKS Instruments, Inc.1 ..........    1,550
       272  Mobile Mini, Inc.1 ..............    6,256
       200  Modem Media Poppe Tyson, Inc.1 ..      663
       500  Modine Manufacturing Co. ........   10,375
     2,150  Modis Professional Services 1 ...    8,869
       947  Mohawk Industries, Inc.1 ........   25,924
       400  Molecular Devices Corp.1 ........   27,375
       350  Monaco Coach Corp.1 .............    6,191
       200  Moog, Inc. -- Class A 1 .........    5,800
       550  Morgan Keegan, Inc. .............   14,575
       270  Morrison Management Specialists,
              Inc. ..........................    9,426
       800  Motient Corp.1 ..................    3,200
       500  MP3.com 1,4 .....................    1,797
     1,150  Mpower Communications Corp.1,4 ..    5,894
     1,500  MRV Communications, Inc.1,4 .....   20,063
       800  MTI Technology Corp.1 ...........    3,150
       800  Mueller Industries, Inc.1 .......   21,450
       400  Multex.com, Inc.1 ...............    5,300
       700  Musicland Stores Corp.1 .........    8,663

    SHARES  SECURITY                             VALUE
--------------------------------------------------------------------------------
       422  Myers Industries, Inc. ..........$   6,119
       700  Mypoints.com, Inc.1 .............      831
       500  Myriad Genetics, Inc.1 ..........   41,375
       863  NABI, Inc.1 .....................    3,991
       124  NACCO Industries, Inc. --
              Class A .......................    5,417
       400  Nanogen, Inc.1 ..................    3,600
       100  Nanometrics, Inc.1 ..............    1,381
       775  National Data Corp. .............   28,384
       300  National Golf Properities, Inc. .    6,169
       600  National Health Investors, Inc. .    4,425
       400  National Information
              Consortium1 1 .................      613
       614  National Penn Bancshares, Inc. ..   12,395
       100  National Presto Industries,
              Inc. ..........................    3,069
       200  National Processing, Inc.1 ......    3,400
     1,019  National Service Industries,
              Inc. ..........................   26,176
       900  National Steel Corp. ............    1,069
     1,300  Nationsrent, Inc.1 ..............    2,031
     1,100  Nationwide Health Properties,
              Inc. ..........................   14,163
       900  Natural Microsystems Corp.1 .....    8,888
       700  Nautica Enterprises, Inc.1 ......   10,664
       900  Navigant Consulting Co.1 ........    3,431
       800  NBC Internet, Inc. Class A 1 ....    2,800
       594  NBT Bancorp 4 ...................    8,687
     1,400  NBTY, Inc.1 .....................    6,650
       400  NCI Building Systems, Inc.1 .....    7,525
       500  NCO Group, Inc.1 ................   15,188
       500  Neoforma.com, Inc.1,4 ...........      406
       200  Neon Communications, Inc.1 ......    1,300
       100  NEON Systems, Inc.1 .............      625
       561  NeoRx Corp.1 ....................    2,945
       316  Neose Technologies, Inc.1 .......   10,428
       300  Net Perceptions, Inc.1 ..........      628
       600  Net.Bank, Inc.1 .................    3,938
       300  Net2000 Communications, Inc.1 ...      516
       200  Net2phone, Inc.1 ................    1,475
       633  Netcentives, Inc.1,4 ............    2,413
       100  NetCreations, Inc.1 .............      684
       703  Netegrity, Inc.1 ................   38,226
       700  Netiq Corp.1 ....................   61,163
     1,300  Netmanage, Inc.1 ................    1,219
       500  NetObjects, Inc.1 ...............      234
       300  Netopia, Inc.1 ..................    1,294
       900  Netro Corp.1 ....................    6,244
       400  NetScout Systems, Inc.1 .........    4,000
       144  NETsilicon, Inc.1 ...............      536
       100  Netsol International, Inc.1,4 ...      700
       777  Network Commerce, Inc.1 .........      583
       500  Network Equipment Technologies,
              Inc.1 .........................    3,219
       300  Network Peripherals, Inc.1 ......    1,931
       300  Network Plus Corp.1 .............      750
       461  Neurocrine Biosciences, Inc.1 ...   15,271
       300  Neurogen Corp.1 .................   10,538

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Small Cap Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 2000

    SHARES  SECURITY                             VALUE
--------------------------------------------------------------------------------
       300  New England Business Services,
              Inc. ...........................$  5,475
       600  New Era of Networks, Inc.1 .......   3,525
       400  New Jersey Resources Corp. .......  17,300
     2,100  New Plan Realty Trust ............  27,563
       372  New York Community Bancorp .......  13,671
     1,700  Newpark Resources, Inc.1 .........  16,256
       800  Newport News Shipbuilding, Inc. ..  41,600
       200  Nexell Therapeutics, Inc.1 .......     606
       705  Nextcard, Inc.1 ..................   5,640
       200  Nhancement Technologies, Inc.1 ...     988
       877  Nieman Marcus Group -- Class A 1 .  31,188
       300  Niku Corp.1 ......................   2,194
       500  NL Industries, Inc. ..............  12,125
       700  Nordson Corp. ....................  17,850
       200  Nortek, Inc.1 ....................   4,738
       600  North Pittsburgh Systems .........   6,600
       300  Northwest Bancorp, Inc. ..........   2,719
       600  Northwest Natural Gas Co. ........  15,900
       600  Northwestern Corp. ...............  13,875
       344  Novadigm, Inc.1 ..................   2,172
       400  Noven Pharmaceuticals, Inc.1 .....  14,950
       400  Novoste Corp.1 ...................  11,000
       200  NPC International, Inc.1 .........   2,163
       561  NPS Pharmaceuticals, Inc.1 .......  26,928
       375  NS Group, Inc.1 ..................   3,544
       300  NTELOS, Inc. .....................   5,288
     1,033  Nu Skin Asia Pacific, Inc.1 ......   5,488
       200  Nuance Communications, Inc.1,4 ...   8,625
       172  Nucentrix Broadband Networks,
              Inc.1 ..........................   1,935
       400  Nuevo Energy Co.1 ................   6,925
       300  NUI Corp. ........................   9,656
       200  Numerical Technologies 1,4 .......   3,613
       200  NVR, Inc.1 .......................  24,720
       900  Nx Networks, Inc.1 ...............     563
       461  Nyfix, Inc.1 .....................  11,150
       300  O'Charleys, Inc.1 ................   5,344
       900  O'Reilly Automotive, Inc.1 .......  24,075
     1,000  Oak Technology, Inc.1 ............   8,688
       500  Oakley, Inc.1 ....................   6,750
       500  Objective Systems Integrators,
              Inc.1,4 ........................   8,813
       500  Oceaneering International,
              Inc.1 ..........................   9,719
       300  Oceanfirst Financial Corp. .......   7,388
       400  Ocular Sciences, Inc.1 ...........   4,650
       900  Ocwen Financial Corp.1 ...........   5,738
     2,700  Officemax, Inc.1 .................   7,763
       500  Offshore Logistics, Inc.1 ........  10,773
     1,200  Ogden Corp.1 .....................  18,450
     1,500  Ohio Casualty Corp. ..............  15,000
     1,811  Oklahoma Gas & Electric Co. ......  44,256
       800  Olin Corp. .......................  17,700
       550  OM Group, Inc. ...................  30,044
       300  Omega Financial Corp. ............   8,100

    SHARES  SECURITY                             VALUE
--------------------------------------------------------------------------------
     2,180  Omnicare, Inc. ...................$ 47,143
       800  Omnova Solutions, Inc. ...........   4,800
       600  On Assignment, Inc.1 .............  17,100
       300  On Command Corp.1 ................   2,625
       800  On2.com, Inc.1 ...................     464
       350  Oneida Ltd. ......................   6,497
       700  ONEOK, Inc. ......................  33,688
       400  Onvia.com, Inc.1,4 ...............     338
       500  Onyx Software Corp.1 .............   5,500
       900  Open Market, Inc.1 ...............     984
       100  Oratec Interventions, Inc.1 ......     513
       900  Orbital Sciences Corp.1 ..........   3,713
       100  Orchid BioSciences, Inc.1 ........   1,400
       772  Organogenesis, Inc.1 .............   6,940
       400  Oriental Financial Group .........   5,325
     1,000  Orthodontic Centers of
              America, Inc.1 .................  31,250
       260  Oshkosh B Gosh, Inc. --
              Class A ........................   4,810
       350  Oshkosh Truck Corp. --
              Class B ........................  15,400
       747  OSI Pharmaceuticals, Inc.1 .......  59,853
       300  Osicom Technologies, Inc.1 .......   4,819
       600  Otter Tail Power Co. .............  16,650
       600  Overseas Shipholding Group,
              Inc. ...........................  13,763
       800  Owens & Minor, Inc.
              Holding Co.4 ...................  14,200
     1,219  Owens Corning, Inc.4 .............     990
     1,900  P-Com, Inc.1 .....................   5,819
       200  P.F. Changs China Bistro, Inc.1 ..   6,288
       416  Pac-West Telecomm Inc.1 ..........   1,430
       600  Pacific Capital Bancorp ..........  16,875
       500  Pacific Gulf Properties, Inc. ....   3,063
       300  Pacific Northwest Bancorp ........   4,144
       725  Pacific Sunwear of California1 ...  18,578
     1,091  Packaging Corp. of America1 ......  17,592
       300  Packard Bioscience Company 1 .....   3,488
       400  Packeteer, Inc.1 .................   4,950
     4,016  Pactiv Corp.1 ....................  49,698
       694  Palm Harbor Homes, Inc.1 .........  10,931
       472  Pan Pacific Retail Properties,
              Inc. ...........................  10,532
       450  Papa John's International,
              Inc.1,4 ........................  10,013
       100  Paradigm Genetics, Inc.1 .........   1,000
       400  Paradyne Networks, Inc.1 .........     725
       600  Parexel International Corp.1 .....   6,488
       350  Park Electrochemical Corp. .......  10,741
       180  Park National Corp. ..............  16,144
     1,800  Parker Drilling Co.1 .............   9,113
       200  Parkervision, Inc.1,4 ............   7,325
       200  Parkway Properties, Inc. .........   5,938
     1,100  Party City Corp.1 ................   3,520
       302  Patina Oil & Gas Corp. ...........   7,248
       900  Patterson Energy, Inc.1 ..........  33,525
     1,006  Paxar Corp.1 .....................  10,249
       800  Paxson Communications Corp.1 .....   9,550
       544  Payless Shoesource, Inc.1 ........  38,488

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Small Cap Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 2000

    SHARES  SECURITY                             VALUE
--------------------------------------------------------------------------------
       100  PC Connection, Inc.1 .............$  1,038
       300  PC-Tel Inc.1 .....................   3,225
       650  Pegasus Systems, Inc.1 ...........   4,509
       186  Penn Engineering &
              Manufacturing Corp. ............   6,557
       200  Penn Virginia Corp. ..............   6,638
       330  Pennaco Energy, Inc.1 ............   6,476
       300  Pennsylvania Real Estate
              Investment Trust ...............   5,738
     1,900  Pennzoil-Quaker State Co. ........  24,463
       500  Penton Media, Inc. ...............  13,438
       847  People's Energy Corp. ............  37,903
       716  Peoples Bank of Bridgeport .......  18,527
     1,100  Pep Boys (Manny Moe & Jack) ......   3,988
       733  Per-Se Technologies, Inc.1 .......   2,554
     2,000  Peregrine Pharmaceuticals 1 ......   1,875
       400  Performance Food Group Co.1 ......  20,506
       500  Pericom Semiconductor Corp.1 .....   9,250
     1,436  Perot Systems 1 ..................  13,193
     1,500  Perrigo Co.1 .....................  12,422
     2,700  PETsMART, Inc.1 ..................   7,763
       300  PFF Bancorp, Inc. ................   6,263
       466  Pharmaceutical Product
              Development, Inc.1 .............  23,154
       500  Pharmacopeia, Inc.1 ..............  10,906
       400  Pharmacyclics, Inc.1,4 ...........  13,700
       100  Philadelphia Consolidated
              Holding Co.1 ...................   3,088
     1,041  Philadelphia Suburban Co. ........  25,511
       500  Phillips-Van Heusen Corp. ........   6,500
     1,100  Phoenix Investment Partners ......  17,256
       600  Phoenix Technologies Ltd.1 .......   8,091
       244  Photon Dynamics, Inc.1 ...........   5,490
       600  Photronics, Inc.1 ................  14,063
     3,900  Physicians Computer Network, Inc.1       8
       300  Pico Holdings 1 ..................   3,731
       800  Piedmont Natural Gas Co., Inc. ...  30,550
     2,300  Pier 1 Imports, Inc. .............  23,719
       400  Pilgrims Pride Corp. .............   3,125
       500  Pinnacle Entertainment, Inc.1 ....   6,750
     1,100  Pinnacle Systems, Inc.1 ..........   8,113
     2,400  Pioneer Natural Resouces Co.1 ....  47,250
       800  Pioneer-Standard Electronics,
              Inc.4 ..........................   8,800
     1,263  Pittston Brinks Group ............  25,102
       100  Pixelworks, Inc.1 ................   2,238
       400  Plains Resources, Inc.1 ..........   8,450
     1,200  Plantronics, Inc.1 ...............  56,400
       500  Playboy Enterprises, Inc. --
              Class B 1 ......................   4,969
       700  Playtex Products, Inc.1 ..........   6,738
       900  Plexus Corp.1 ....................  27,352
       400  PLX Technology, Inc.1 ............   3,325
       400  PMA Capital Corp. ................   6,900

    SHARES  SECURITY                             VALUE
--------------------------------------------------------------------------------
     1,000  Pogo Producing Co. ...............$ 31,125
       600  Polaris Industries, Inc. .........  23,850
     1,100  Polaroid Corp.4 ..................   6,394
     1,261  Polo Ralph Lauren Corp.1 .........  28,136
       500  Polymedica Corp.1 ................  16,688
       500  Polymer Group, Inc. ..............   2,688
     2,300  Polyone Corp. ....................  13,513
       316  Pope & Talbot, Inc. ..............   5,313
       700  Potlatch Corp. ...................  23,494
       600  Power Integrations, Inc.1 ........   6,900
       200  Praecis Pharmaceuticals, Inc.1 ...   5,850
       400  Pre-Paid Legal Services, Inc.1 ...  10,200
     1,200  Precision Castparts Corp. ........  50,475
       400  Premier National Bancorp .........   8,325
       900  Prentiss Properties Trust ........  24,244
       500  Presidential Life Corp. ..........   7,469
       700  Presstek, Inc.1 ..................   7,350
       500  PRI Automation, Inc.1,4 ..........   9,375
     1,110  Price Communications Corp.1 ......  18,662
       166  Prima Energy Corp.1 ..............   5,810
       200  Prime Group Realty Trust .........   2,875
     1,100  Prime Hospitality, Inc.1 .........  12,788
       200  Primex Technologies, Inc. ........   6,375
       316  Primus Knowledge 1,4 .............   2,054
       700  Primus Telecommunications
              Group, Inc.1,4 .................   1,619
       520  Priority Healthcare Corp. --
              Class B 1,4 ....................  21,223
       400  Probusiness Service, Inc.1 .......  10,625
       100  Procom Technology, Inc.1 .........   1,297
    11,600  Procurenet, Inc.1,2 ..............      --
       640  Prodigy Communications Corp. --
              Class A 1 ......................     960
       100  Professional Detailing, Inc.1 ....  10,577
     1,000  Profit Recovery Group
              International, Inc.1 ...........   6,375
       800  Progress Software Corp.1 .........  11,550
       300  Project Software & Development,
              Inc.1 ..........................   3,220
       400  Promistar Financial Corp. ........   6,956
       500  Prosoft Training.com 1 ...........   6,063
       700  Protection One, Inc.1 ............     613
       475  Provident Bancorp, Inc. ..........  17,813
       678  Provident Bankshares Corp. .......  14,153
       750  Province Healthcare Co.1 .........  29,531
       600  Proxim, Inc.1 ....................  25,800
       600  PS Business Parks, Inc. ..........  16,680
     1,725  PSS World Medical, Inc.1 .........   8,625
       800  Public Service Company of
              New Mexico .....................  21,450
       200  Pulitzer, Inc. ...................   9,370
       700  Pulte Corp. ......................  29,531
       800  Puma Technology, Inc.1 ...........   3,325
       500  PurchasePro.com, Inc.1 ...........   8,750

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Small Cap Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 2000

    SHARES  SECURITY                             VALUE
--------------------------------------------------------------------------------
     1,608  Pure Resources, Inc.1 ............$ 32,562
       300  QRS Corp.1 .......................   3,844
       300  Quanex Corp. .....................   6,038
     1,877  Quantum Corp.1 ...................  15,016
       502  Quicklogic Corp.1 ................   3,483
       600  Quicksilver, Inc.1 ...............  11,625
       600  Quintus Corp.1 ...................   1,781
     1,700  Quorum Health Group, Inc.1 .......  26,775
       200  R&G Financial Corp. Class B ......   2,850
       700  R.H. Donnelley Corp.1 ............  17,019
       200  R.L.I. Corp. .....................   8,938
       350  Radiant Systems, Inc.1 ...........   7,175
       350  RadiSys Corp.1 ...................   9,056
       560  Rainbow Technologies, Inc.1 ......   8,855
       670  Ralcorp Holdings, Inc.1 ..........  10,971
       400  Ramp Networks, Inc.1 .............   2,288
       450  Rare Hospitality International,
              Inc.1 ..........................  10,041
       700  Rare Medium Group, Inc.1 .........   1,334
     1,000  Raymond James Financial, Inc. ....  34,875
       700  Rayonier, Inc. ...................  27,869
       700  Rayovac Corp.1 ...................   9,931
       350  Razorfish, Inc.1 .................     569
       700  Realty Income Corp. ..............  17,413
     1,300  Reckson Association Realty
              Corp. ..........................  32,581
     1,100  Reebok International Ltd.1 .......  30,074
       500  Regal-Beloit Corp. ...............   8,530
       700  Regency Realty Corp. .............  16,581
       400  Regeneron Pharmaceuticals,
              Inc.1 ..........................  14,106
       400  Regent Communications, Inc.1 .....   2,375
       800  Regis Corp. ......................  11,600
       100  Register.com, Inc.1 ..............     700
       300  Rehabcare Group, Inc.1 ...........  15,413
     3,100  Reliance Group Holdings 1 ........      22
       400  Reliance Steel & Aluminum Co. ....   9,900
       900  Remec, Inc.1 .....................   8,663
       600  Remedy Corp.1 ....................   9,938
     1,150  Renal Care Group, Inc.1 ..........  31,535
       400  Rent-A-Center, Inc.1 .............  13,800
       572  Rent-Way, Inc.1 ..................   2,538
     1,210  Republic Bancorp, Inc. ...........  13,083
     1,200  Republic Security Financial
              Corp. ..........................   8,663
       450  Res-Care, Inc.1 ..................   2,025
       258  Research Frontiers Inc.1 .........   4,515
       800  ResMed, Inc.1,4 ..................  31,900
       751  Respironics, Inc.1 ...............  21,404
     1,118  Retek Inc.1 ......................  27,251
       600  RFS Hotel Investors, Inc. ........   7,838
       800  RGS Energy Group, Inc.4 ..........  25,950
     1,500  Rhythms NetConnections, Inc.1 ....   1,688
       200  Ribozyme Pharmaceuticals,
              Inc.1,4 ........................   2,863
       172  Rica Foods, Inc.1 ................     925
       600  Richmond County Financial Corp. ..  15,675

    SHARES  SECURITY                             VALUE
--------------------------------------------------------------------------------
       500  Riggs National Corp. ............. $ 6,969
       300  Rivianna Foods, Inc. .............   5,888
       300  Roadway Express, Inc. ............   6,356
       200  Robbins & Myers, Inc. ............   4,825
       200  Robert Mondavi Corp. --
              Class A 1 ......................  10,825
       863  Robotic Vision Systems, Inc.1,4 ..   2,373
       300  Rock-Tenn Co. ....................   2,231
       300  Rogers Corp.1 ....................  12,319
     1,150  Rollins Truck Leasing Corp. ......   9,200
       400  Rollins, Inc. ....................   8,025
       700  Roper Industries, Inc. ...........  23,144
     1,475  Roslyn Bancorp, Inc. .............  40,286
       500  RPC, Inc. ........................   7,250
     2,438  RPM, Inc. (Ohio) .................  20,875
       500  RTI International Metals 1 .......   7,156
     1,500  Ruby Tuesday, Inc. ...............  22,875
       700  Ruddick Corp. ....................   8,006
       100  Rudolph Technologies, Inc.1 ......   3,019
       244  Rural Cellular Corp. --
              Class A 1 ......................   7,229
       300  Russ Berrie & Co., Inc. ..........   6,338
       700  Russell Corp. ....................  10,806
       800  Ryan's Family Steak House,
              Inc.1 ..........................   7,550
     1,491  Ryder Systems, Inc. ..............  24,788
       561  Ryerson Tull, Inc. ...............   4,628
       300  Ryland Group, Inc. ...............  12,225
       620  S & T Bancorp ....................  13,408
         1  S1 Corp.1 ........................       5
     1,300  Sabratek Corp.1,4 ................      13
       275  Saga Communications, Inc. --
              Class A 1 ......................   4,091
       700  Saga Systems, Inc.1 ..............   8,006
       400  Sagent Technology, Inc.1 .........     550
       605  Salem Communications Corp.1 ......   9,037
       300  Salton/Maxim Housewares,
              Inc.1,4 ........................   6,206
       300  Sanchez Computer Associates,
              Inc.1 ..........................   2,475
       300  Sandy Spring Bancorp .............   6,825
       400  SangStat Medical Corp.1 ..........   4,750
       200  Santander Bancorp ................   3,850
       230  Satcon Technology Corp.1 .........   2,271
       500  Sauer, Inc. ......................   4,688
       200  Saul Centers, Inc. ...............   3,725
       400  Savvis Communications Corp.1 .....     350
       647  SBA Communications Corp.1 ........  26,567
       316  SBS Technologies, Inc.1 ..........   9,460
       400  Scholastic Corp.1 ................  35,450
       400  School Speciality, Inc.1 .........   8,025
       700  Schulman (A.), Inc. ..............   8,050
       300  Schweitzer-Manduit
              International, Inc. ............   5,745
       777  Sciclone Pharmaceuticals, Inc.1 ..   3,108
       500  SciQuest.com, Inc.1 ..............     656
       300  SCM Microsystems, Inc.1,4 ........   9,900
       300  Scott Technologies, Inc.1 ........   6,713

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Small Cap Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 2000

    SHARES  SECURITY                             VALUE
--------------------------------------------------------------------------------
       400  Scotts Company (The) --
              Class A 1 ......................$ 14,775
       400  SCP Pool Corp.1 ..................  12,025
       400  SCPIE Holdings, Inc. .............   9,450
       400  Seachange International, Inc.1 ...   8,125
       600  Seacoast Financial Services
              Corp. ..........................   7,200
       450  SEACOR SMIT, Inc.1 ...............  23,681
       619  Secure Computing Corp.1 ..........   6,113
       800  Security Capital Group, Inc. --
              Class B 1 ......................  16,050
       500  Seitel, Inc.1 ....................   9,219
       100  Selectica, Inc.1,4 ...............   2,419
       600  Selective Insurance Group, Inc. ..  14,550
       439  Semco Energy, Inc.4 ..............   6,832
       300  Semitool, Inc.1 ..................   2,906
     1,100  Sensient Technologies Corp. ......  25,025
     1,700  Sensormatic Electronics Corp.1 ...  34,106
       200  Sequa Corp. -- Class A 1 .........   7,275
       100  Sequenom, Inc.1,4 ................   1,400
       100  Sequoia Software Corp.1 ..........     191
       400  Serena Software, Inc.1 ...........  13,694
     6,572  Service Corp. International 1 ....  11,501
       900  Shaw Group, Inc.1 ................  45,000
       700  ShopKo Stores, Inc.1 .............   3,500
       700  Shurgard Storage Centers, Inc. ...  17,106
     1,000  Sicor, Inc.1 .....................  14,438
     1,829  Sierra Pacific Resources
              Holdings Co. ...................  29,378
     4,600  Silicon Graphics, Inc.1 ..........  18,400
       800  Silicon Image, Inc.1 .............   4,350
     1,000  Silicon Valley Bancshares 1 ......  34,563
       800  Silicon Valley Group, Inc.1 ......  23,000
       300  Silverstream Software, Inc.1 .....   6,188
       340  Simione Central Holdings, Inc.1 ..   1,105
       200  Simpson Manufacturing Co.,
              Inc.1 ..........................  10,200
     1,105  Sinclair Broadcasting
              Group, Inc. -- Class A 1 .......  11,085
       500  Sipex Corp.1 .....................  11,969
       900  Sirius Satellite Radio, Inc.1,4 ..  26,944
     1,100  Sitel Corp.1 .....................   3,163
       388  Skechers U.S.A., Inc.1 ...........   6,014
     2,073  Sky Financial Group, Inc. ........  34,723
       200  Skyline Corp. ....................   3,788
     1,500  Skywest, Inc. ....................  43,125
       500  Sl Green Realty Corp. ............  14,000
       400  SLI, Inc. ........................   2,575
       300  Smart & Final Food, Inc.1 ........   2,550
       200  Smartdisk Corp.1 .................     775
       100  SmartServ Online, Inc.1 ..........     709
       500  Smith (A.O.) Corp. ...............   8,531
       500  Smith (Charles E.) Residential
              Realty, Inc. ...................  23,500
     1,300  Smithfield Foods 1 ...............  39,520
       500  Smucker (J.M) Co. ................  13,975

    SHARES  SECURITY                             VALUE
--------------------------------------------------------------------------------
     1,394  Snap-On Tools Corp. ..............$ 38,858
       744  Sodexho Marriott Services,
              Inc.1 ..........................  16,461
       700  Softnet Systems, Inc.1 ...........   1,269
     2,511  Solutia, Inc. ....................  30,132
       647  Somera Communications, Inc.1 .....   5,621
       530  Sonic Automotive, Inc.1 ..........   3,644
       625  Sonic Corp.1 .....................  14,570
       400  Sonic Foundry, Inc.1 .............     525
       700  Sonic Wall, Inc.1 ................  11,375
     2,200  Sonicblue, Inc.1 .................   9,075
       230  Sonosight, Inc.1 .................   2,933
       975  Sotheby's Holdings, Inc. --
              Class A 1 ......................  22,608
       200  Source Information
              Management Co.1 ................     750
     1,052  South Financial Group (The),
              Inc. ...........................  13,939
       300  South Jersey Industries, Inc. ....   8,925
       600  Southern Peru Copper Corp. .......   7,725
       799  Southern Union Co.1 ..............  21,174
       800  Southwest Gas Corp. ..............  17,500
       427  Southwest Securities
              Group, Inc.4 ...................  11,049
       600  Southwestern Energy Co. ..........   6,225
       700  Soutwest Bancorp of Texas 1 ......  30,056
       300  Sovran Self Storage, Inc. ........   5,963
       733  Spanish Broadcasting System,
              Inc.1 ..........................   3,665
       400  Spartech Corp. ...................   8,225
       100  Spectra-Physics Lasers, Inc.1 ....   2,525
       300  Spectralink Corp.1 ...............   4,331
       590  SpeedFam-International, Inc.1 ....   3,577
       358  Speedway Motorsports, Inc.1 ......   8,592
     1,370  Spherion Corp.1 ..................  15,498
       300  Spiegel, Inc. -- Class A
              Non-Voting .....................   1,294
       172  Spinnaker Exploration Co.1 .......   7,310
       600  Sportsline USA1 ..................   3,188
       300  Springs Industries, Inc. --
              Class A ........................   9,731
       300  SPS Technologies, Inc.1 ..........  16,444
       200  SPSS, Inc. 1 .....................   4,413
       700  St. Mary Land & Exploration Co. ..  23,319
       300  Staar Surgical Co.1 ..............   3,769
       700  Stamps.com Inc.1 .................   1,947
       716  Stancorp Financial Group .........  34,189
       358  Standard Microsystems Corp.1 .....   7,250
       300  Standard Register Co. ............   4,275
       600  Standard-Pacific Corp. ...........  14,025
       300  Standex International Corp. ......   6,188
       100  Stanford Microdevices, Inc.1,4 ...   3,600
     1,094  Starbase Corp.1 ..................   2,564
       891  Starmedia Network, Inc.1 .........   1,685
       200  Startek, Inc.1 ...................   3,075
       300  State Auto Financial Corp. .......   5,363
       900  Staten Island Bancorp, Inc. ......  19,238
       800  Station Casinos, Inc.1,4 .........  11,950
     1,000  Steel Dynamics, Inc.1 ............  11,000
       700  Stein Mart, Inc.1 ................   8,138

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Small Cap Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 2000

    SHARES  SECURITY                             VALUE
--------------------------------------------------------------------------------
       200  Stepan Co. .......................$  4,738
       300  Stericycle, Inc.1 ................  11,438
     1,600  STERIS Corp.1 ....................  25,800
       600  Sterling Bancshares, Inc. ........  11,850
       200  Steven Madden, Ltd.1 .............   1,525
       700  Stewart & Stevenson
              Services, Inc. .................  15,892
     2,200  Stewart Enterprises, Inc. ........   4,194
       300  Stewart Information Services
              Corp.1 .........................   6,656
       950  Stillwater Mining Co.1 ...........  37,383
       400  Stone Energy Corp.1 ..............  25,820
       500  Stoneridge, Inc.1 ................   3,375
     2,308  Storage Technology Corp.1 ........  20,772
       700  Storage USA, Inc. ................  22,225
     1,000  Strawbridge & Clothier 1,2 .......      --
       200  Strayer Education, Inc. ..........   5,113
     1,000  Stride Rite Corp. ................   7,000
       900  Structural Dynamics Research
              Corp.1 .........................   9,000
       500  Sturm Ruger & Co., Inc. ..........   4,719
       700  Suiza Foods Corp.1 ...............  33,600
       600  Summit Properties, Inc. ..........  15,600
       400  Sun Communities, Inc. ............  13,400
     1,800  Sunbeam Oster Corp.1 .............     563
       900  Sunglass Hut International,
              Inc.1 ..........................   4,613
       400  Sunrise Assisted Living, Inc.1 ...  10,000
     1,200  Sunrise Technologies
              International, Inc.1,4 .........   2,138
       400  Superconductor Technologies,
              Inc.1 ..........................   1,450
       600  Supergen, Inc.1 ..................   8,325
     1,091  Superior Energy Services, Inc.1 ..  12,547
       400  Superior Industries
              International, Inc. ............  12,625
     3,100  Superior National Insurance
              Group, Inc.1 ...................     248
       239  Superior Telecom, Inc.1,4 ........     463
       144  Supertex, Inc.1 ..................   2,846
       300  Surmodics, Inc.1 .................  11,044
       925  Susquehanna Bancshares, Inc. .....  15,263
       600  SVI Holdings, Inc.1 ..............     600
       430  Swift Energy Corp.1 ..............  16,179
     1,050  Swift Transportation Co., Inc.1 ..  20,803
       330  Switchboard Inc.1 ................     980
       600  Sykes Enterprises, Inc.1 .........   2,663
       600  Sylvan Learning Systems, Inc.1 ...   8,888
       370  Symantec Corp.1 ..................  12,349
       562  Symmetricom, Inc.1 ...............   5,480
       561  Symyx Technologies, Inc.1 ........  20,196
       500  Syncor International Corp.1 ......  18,188
       200  Syntel, Inc.1 ....................   1,150
       800  Syntroleum Corp.1 ................  13,600
       500  Systemax, Inc.1 ..................     625
       800  Systems & Computer Technology
              Corp.1 .........................   9,850
       500  T-HQ, Inc.1 ......................  12,188
       700  Take-Two Interactive Software,
              Inc.1 ..........................   8,050

    SHARES  SECURITY                             VALUE
--------------------------------------------------------------------------------
     1,700  Talk.com, Inc.1 ...............$     2,444
       100  Tanger Factory Outlet
              Centers, Inc. ...............      2,281
       300  Tanning Technology Corp.1 .....      1,106
       605  Targeted Genetics Corp.1 ......      4,046
       800  Taubman Centers, Inc. .........      8,750
       600  Technitrol, Inc. ..............     24,675
     1,025  Technology Solutions Co.1 .....      2,178
       344  Tecumseh Products Co. --
              Class A .....................     14,427
       200  Tejon Ranch Co.1 ..............      3,848
       400  Telcom Semiconductor, Inc.1 ...      4,550
       716  Teledyne Technologies, Inc.1 ..     16,916
       961  Teleflex, Inc. ................     42,464
       400  Teligent, Inc. -- Class A 1,4 .        775
       500  Tenfold Corp.1 ................        750
       200  Tennant Co. ...................      9,600
       816  Tenneco Automotive, Inc. ......      2,448
       600  Terex Corp.1 ..................      9,713
     4,133  Terremark Worldwide, Inc.1 ....      3,100
       700  Tesoro Petroleum Corp.1 .......      8,138
       851  Tetra Tech, Inc.1 .............     27,126
     1,022  Texas Biotechnology Corp.1 ....      8,779
       500  Texas Industries, Inc. ........     15,000
       440  Texas Regional Bancshares, Inc.     14,300
       600  Theragenics Corp.1 ............      3,000
       300  Therma-Wave, Inc.1 ............      4,200
       400  Thermo Cardiosystems, Inc.1 ...      3,500
       300  Thermo Fibertek, Inc.1 ........      1,031
       600  Thomas Industries, Inc. .......     13,950
       100  Thor Industries, Inc. .........      1,975
       344  Thoratec Laboratories Corp.1 ..      3,784
       500  Three-Five Systems, Inc.1 .....      9,000
       400  Timberland Co. -- Class A 1 ...     26,750
     1,200  Timken Co. ....................     18,150
       561  Titan Pharmaceuticals, Inc.1 ..     19,843
       500  Tivo, Inc.1,4 .................      2,688
       500  Toll Brothers, Inc.1 ..........     20,438
       300  Tollgrade Communications, Inc.1     10,950
       733  Too, Inc.1 ....................      9,163
     1,000  Topps, Inc.1 ..................      9,188
       300  Toro Co. ......................     11,006
     1,000  Tower Automotive, Inc.1 .......      9,000
       400  Town and Country Trust ........      7,725
       600  Trammell Crow Co.1 ............      8,100
       750  Trans World Entertainment
              Corp.1 ......................      6,703
       800  Transactions Systems
              Architects, Inc. --
              Class A 1 ...................      9,250
       500  Transkaryotic Therapies, Inc.1      18,219
       900  Transmontaigne Oil Co.1 .......      2,475
       300  Travelocity.com Inc.1 .........      3,638
       630  Tredegar Industries, Inc. .....     10,986
       100  Trex Company, Inc.1 ...........      2,519
       300  Triad Guaranty, Inc.1 .........      9,938

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Small Cap Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 2000

    SHARES  SECURITY                             VALUE
--------------------------------------------------------------------------------
       800  Triad Hospitals, Inc.1,4 ......  $  26,050
       800  Triangle Pharmaceuticals, Inc.1      3,950
       300  Triarc Cos., Inc.1 ............      7,275
       619  Trico Marine Services, Inc.1 ..      9,556
       375  Tricord Systems, Inc.1 ........      3,117
       600  Trimble Navigation Ltd.1 ......     14,400
       402  Trimeris, Inc.1 ...............     22,060
       900  Trinity Industries, Inc. ......     22,500
       300  Triumph Group, Inc.1 ..........     12,300
       500  Trizetto Group, Inc.1 .........      8,344
       400  Trust Company of New Jersey ...      5,025
     1,424  Trustco Bank Corp. ............     17,355
     1,377  Trustmark Corp. ...............     28,917
       400  Tucker Anthony Sutro Corp. ....      9,825
       200  Tuesday Morning Corp.1 ........      1,063
       300  Tularik, Inc.1,4 ..............      8,831
       300  Tumbleweed Communications
              Corp.1,4 ....................      5,133
     1,400  Tupperware Corp. ..............     28,613
       400  Tut Systems, Inc.1 ............      3,300
       400  Tweeter Home Entertainment
              Group, Inc.1 ................      4,875
       500  Twinlab Corp.1 ................        844
     1,794  U.S. Industries, Inc. .........     14,352
       600  U.S. Interactive, Inc.1 .......        169
       200  U.S. LEC Corp. -- Class A 1 ...        963
     1,720  U.S. Oncology, Inc.1 ..........     10,858
       300  U.S. Wireless Corp.1,4 ........      1,313
       325  U.S.B. Holding Co. ............      4,083
     1,100  UCAR International, Inc.1 .....     10,725
       186  UCBH Holdings, Inc. ...........      8,672
       700  UGI Corp. .....................     17,719
     1,300  UICI, Inc.1 ...................      7,719
       400  UIL Holdings Corp. ............     19,900
       100  Ulticom, Inc.1 ................      3,406
       200  Ultimate Electronics, Inc.1,4 .      4,388
       500  Ultratech Stepper, Inc.1 ......     12,938
       389  UMB Financial Corp. ...........     14,539
     1,300  Unifi, Inc.1 ..................     11,619
       700  Unify Corp.1 ..................        197
       200  Unigraphics Solutions, Inc.1 ..      3,263
       400  Uniroyal Technology Corp.1 ....      2,500
       700  Unisource Energy Corp. ........     13,169
       761  Unit Corp.1 ...................     14,411
       300  United Auto Group, Inc.1 ......      2,006
       800  United Bankshares, Inc. .......     17,000
       800  United Community Financial
              Corp. .......................      5,550
     2,500  United Dominion Realty Trust ..     27,031
       379  United National Bancorp
              New Jersey ..................      7,272
       200  United Natural Foods, Inc.1 ...      3,525
       791  United Rentals, Inc.1 .........     10,629
       800  United Stationers, Inc.1 ......     19,200
       330  United Therapeutics Corp.1 ....      4,868

    SHARES  SECURITY                             VALUE
--------------------------------------------------------------------------------
       300  Universal Access, Inc.1 .......   $  2,400
       200  Universal Compression Holdings,
              Inc.1 .......................      7,538
       700  Universal Corp. ...............     24,500
       316  Universal Display Corp.1,4 ....      2,271
       330  Universal Electronics, Inc.1 ..      5,094
       300  Universal Forest Products, Inc.      3,975
     1,000  UNOVA, Inc.1 ..................      3,625
       300  URS Corp.1 ....................      4,406
     1,900  USEC, Inc. ....................      8,194
       600  USFreightways Corp. ...........     18,047
       700  UTI Energy Corp.1 .............     23,013
       400  Vail Resorts, Inc.1 ...........      9,375
       700  Valence Technology, Inc.1,4 ...      6,519
       761  Valentis, Inc.1 ...............      5,422
       400  Valmont Industries, Inc. ......      7,350
       875  Valspar Corp. .................     28,158
       400  Value City Department Stores,
              Inc.1 .......................      2,100
       100  Value Line, Inc. ..............      3,456
       900  Valuevision International,
              Inc. -- Class A 1 ...........     11,363
       300  Vans, Inc.1 ...................      5,081
       800  Varian Medical Systems, Inc.1 .     54,350
       800  Varian Semiconductor Equipment
              Associates, Inc.1 ...........     19,000
       800  Varian, Inc.1 .................     27,100
     1,200  Vasomedical, Inc.1 ............      2,625
       200  Vaxgen, Inc.1,4 ...............      3,900
       320  Vector Group Ltd. .............      5,060
     1,465  Vectren Corp. .................     37,541
       600  Veeco Instruments, Inc.1 ......     24,075
       600  Veiwpoint Corp.1 ..............      3,263
     3,341  Venator Group 1 ...............     51,786
       300  Ventana Medical Systems, Inc.1       5,550
     1,500  Ventas, Inc. ..................      8,438
       400  Ventiv Health Inc.1 ...........      5,025
       500  Ventro Corp 1,4 ...............        500
       700  Veritas DGC, Inc.1 ............     22,610
       700  Verity, Inc.1 .................     16,844
       700  Vertel Corp.1 .................      1,641
       300  Vertex Interactive, Inc.1,4 ...      1,875
       516  Via Net.works, Inc.1 ..........      1,967
       316  Viador, Inc.1 .................        415
       900  Viant Corp.1 ..................      3,572
       400  Viasat, Inc.1 .................      5,250
     1,100  Viasystems Group, Inc.1 .......      9,144
     1,156  Viatel, Inc.1,4 ...............      4,299
       500  Vical, Inc.1 ..................      9,250
       500  Vicor Corp.1 ..................     15,188
     1,200  Vintage Petroleum, Inc. .......     25,800
       800  Visual Networks, Inc.1 ........      2,600
     1,300  VISX, Inc.1 ...................     13,569
       100  Vital Signs, Inc. .............      3,213

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Small Cap Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 2000

    SHARES  SECURITY                             VALUE
--------------------------------------------------------------------------------
       800  Vivus, Inc.1,4 ................   $  1,725
       250  Volt Information Sciences,
              Inc.1 .......................      5,188
       200  Vyyo, Inc.1 ...................      1,225
       600  W. Holding Company, Inc. ......      6,975
       450  W.R. Berkley Corp. ............     21,234
     1,400  W.R. Grace & Co.1 .............      4,463
       500  Wabash National Corp.4 ........      4,313
       610  Wabtec Corp ...................      7,168
       200  Wackenhut Corp. -- Class A 1 ..      2,700
       900  Wallace Computer Services, Inc.     15,300
       800  Walter Industries, Inc. .......      6,000
     1,236  Warnaco Group, Inc. ...........      2,086
     1,200  Washington Federal, Inc. ......     34,125
       800  Washington Group International,
              Inc.1 .......................      6,550
       800  Washington Real Estate
              Investment Trust ............     18,900
       500  Waste Connections, Inc.1 ......     16,531
       300  Watchguard Technologies, Inc.1       9,488
       450  Watsco, Inc. ..................      5,184
       400  Watts Industries, Inc. --
              Class A .....................      5,550
     1,270  Wausau Paper Mills Co. ........     12,859
     1,090  Wave Systems Corp.1 ...........      4,905
       300  WD-40 Co. .....................      5,831
       400  Webb (Del E.) Corp.1 ..........     11,700
     1,100  Weblink Wireless, Inc.1 .......      3,781
     1,200  Webster Financial Corp. .......     33,975
       300  WebTrends Corp.1 ..............      8,681
       700  Weingarten Realty Investors ...     30,625
       800  Wellman, Inc. .................     11,300
        89  Wells Fargo and Co. ...........      4,969
       662  Werner Enterprises, Inc. ......     11,254
       500  WesBanco, Inc. ................     11,750
       700  Wesco International, Inc.1 ....      5,075
       208  West Pharmaceutical Services,
              Inc. ........................      5,109
       858  Westamerica Bancorporation ....     36,894
       400  Westcorp ......................      6,000
       700  Westell Technologies, Inc.1 ...      2,144
     4,100  Western Digital Corp.1 ........      9,994
       500  Western Gas Resources, Inc. ...     16,844
     1,700  Western Resources, Inc. .......     42,181
       700  Westfield America, Inc. .......     10,106
       816  WestPoint Stevens, Inc.4 ......      6,112
       200  WFS Financial, Inc.1 ..........      3,700
     1,100  WGL Holdings, Inc. ............     33,481
       300  White Electronic Designs 1 ....      1,941
       300  Whitehall Jewellers, Inc.1 ....      2,119
       600  Whitney Holdings Corp. ........     21,788
       600  Whole Foods Market, Inc.1 .....     36,675
       500  Wild Oats Markets, Inc.1 ......      2,125
       100  Williams Clayton Energy, Inc.1       2,700

    SHARES  SECURITY                             VALUE
--------------------------------------------------------------------------------
       500  Wink Communications 1 .........   $  3,000
       300  Winnebago Industries, Inc. ....      5,269
     1,100  Wisconsin Central
              Transportation 1 ............     16,569
     2,497  Wit Soundview Group, Inc.1 ....      8,974
       600  WMS Industries, Inc.1 .........     12,075
       200  Wolverine Tube, Inc.1 .........      2,398
     1,000  Wolverine World Wide, Inc. ....     15,250
       700  Women.com Networks, Inc.1 .....        153
       258  Woodhead Industries, Inc. .....      5,063
       200  Woodward Governor Co. .........      8,950
     1,800  World Access, Inc.1,4 .........      4,331
       302  World Wrestling Federation
              Entertainment., Inc.1 .......      4,832
       300  Worldgate Communications,
              Inc.1,4 .....................      1,144
       800  Worldpages.com, Inc.1 .........      2,150
       600  Worldwide Xceed Group, Inc.1 ..         75
     1,700  Worthington Industries, Inc. ..     13,706
       600  WPS Resources Corp. ...........     22,088
     3,600  Wyndham International, Inc.1 ..      6,300
       600  Xircom, Inc.1 .................      9,300
       300  XM Satellite Radio Holdings --
              Class A 1,4 .................      4,819
       300  Xtra Corp.1 ...................     14,400
       800  Xybernaut Corporation 1 .......      1,350
       344  Yankee Candle Company, Inc.1 ..      3,806
       600  Yellow Corp.1 .................     12,216
       875  York International Corp. ......     26,852
       300  Young Broadcasting Corp. --
              Class A 1 ...................     10,045
       200  Z-Tel Technologies, Inc.1 .....      1,038
       788  Zale Corp.1 ...................     22,901
       600  Zebra Technologies Corp. --
              Class A 1 ...................     24,478
       200  Zenith National Insurance Corp.      5,875
       400  Zixit Corp.1 ..................      3,500
       200  Zoll Medical Corp.1 ...........      7,013
       700  Zomax, Inc.1 ..................      3,194
       400  Zoran Corp.1 ..................      6,200
       316  Zygo Corp.1 ...................      8,937
                                           -----------
TOTAL COMMON STOCK
   (Cost $19,029,916) ..................... 21,014,027
                                           -----------
            PREFERRED EQUITIES -- 0.00%
        74  Corrections Corp of American,
              Series B, PIK,
              12.00%, 3/22/04 .............        536
     2,000  O'Sullivan Senior Preferred 1 .        844
                                           -----------
TOTAL PREFERRED EQUITIES
   (Cost $2,217) ..........................      1,380
                                           -----------

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Small Cap Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 2000

 PRINCIPAL
   AMOUNT/
    SHARES  SECURITY                             VALUE
--------------------------------------------------------------------------------
            WARRANTS & RIGHTS -- 0.00%
       400  Endo Pharmaceuticals 1 ........$       100
       200  Tejon Ranch Co. -- Rights 1 ...         --
                                           -----------
TOTAL WARRANTS & RIGHTS
   (Cost $869) ............................        100
                                           -----------
            SHORT TERM INSTRUMENTS -- 0.47%
            US TREASURY BILLS -- 0.47%
 $ 105,000    5.60%, 3/8/013 ..............    103,925
                                           -----------
TOTAL SHORT TERM INSTRUMENTS
   (Cost $103,884) ........................    103,925
                                           -----------
TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS
   (Cost $19,136,886) ..................... 21,119,432
                                           -----------

    SHARES  SECURITY                             VALUE
--------------------------------------------------------------------------------
            INVESTMENTS IN AFFILIATED
            INVESTMENT COMPANIES
            SHORT TERM INSTRUMENTS -- 3.43%
            MUTUAL FUND -- 3.43%
   756,865  Cash Management Fund
              Institutional .............. $   756,865
                                           -----------
TOTAL SHORT TERM INSTRUMENTS
   (Cost $756,865) .......................     756,865
                                           -----------
TOTAL INVESTMENTS
   (Cost $19,893,751) ...........  99.02%  $21,876,297
OTHER ASSETS IN EXCESS
   OF LIABILITIES ...............   0.98       216,342
                                  ------   -----------
NET ASSETS ...................... 100.00%  $22,092,639
                                  ======   ===========
--------------------------------------------------------------------------------
1 Non-income producing security.
2 Security is currently fair valued. At December 31, 2000 the total value of fair valued securities of the Small Cap Index Portfolio was $0.00 representing 0.00% of total investments.
3 Held as collateral for futures contracts.
4 All or a portion of this security was on loan (see Note 5). The value of all securities loaned at December 31, 2000 amounted to $692,267.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Small Cap Index Portfolio

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES

                                                                       DECEMBER 31, 2000
----------------------------------------------------------------------------------------
ASSETS
   Investments in unaffiliated issuers, at value (cost $19,136,886) .......  $21,119,432
   Investments in affiliated investment companies, at value (cost $756,865)      756,865
                                                                             -----------
Total investments, at value ...............................................   21,876,297
   Collateral under securities lending agreements .........................      692,267
   Dividends and interest receivable 1 ....................................       33,562
   Receivable for shares of beneficial interest subscribed ................      200,000
   Due from Bankers Trust .................................................        8,163
   Other Assets ...........................................................          214
                                                                             -----------
Total assets ..............................................................   22,810,503
                                                                             -----------
LIABILITIES
   Payable for collateral under securities lending agreements .............      692,267
   Variation margin payable on future contracts ...........................       15,800
   Accrued expenses and other .............................................        9,797
                                                                             -----------
   Total liabilities ......................................................      717,864
                                                                             -----------
NET ASSETS ................................................................   22,092,639
                                                                             -----------
COMPOSITION OF NET ASSETS
   Paid-in capital ........................................................   20,112,692
   Net unrealized appreciation on investments and futures contracts .......    1,979,947
                                                                             -----------
NET ASSETS ................................................................  $22,092,639
                                                                             ===========

--------------------------------------------------------------------------------
1 Includes $4,289 from the Portfolio's investment in the Cash Management Institutional Fund.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Small Cap Index Portfolio
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

                                                                    FOR THE YEAR ENDED
                                                                     DECEMBER 31, 2000
--------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends from unaffiliated issuers .................................  $    835,446
   Dividends from affiliated issuers ...................................       134,532
   Interest ............................................................        52,692
                                                                          ------------
Total investment income ................................................     1,022,670
                                                                          ------------
EXPENSES
   Advisory fees .......................................................       106,550
   Professional fees ...................................................        41,768
   Administration and services fees ....................................        38,352
   Trustees fees .......................................................         5,592
   Miscellaneous .......................................................         5,236
                                                                          ------------
Total expenses .........................................................       197,498
Less: fee waivers or expense reimbursements ............................      (125,725)
                                                                          ------------
Net expenses ...........................................................        71,773
                                                                          ------------
NET INVESTMENT INCOME ..................................................       950,897
                                                                          ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS
   Net realized gain from investment transactions ......................    24,120,115
   Net realized loss from futures transactions .........................      (125,935)
   Net change in unrealized appreciation/depreciation on investments
     and future contracts ..............................................   (22,374,767)
                                                                          ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FUTURES CONTRACTS ..     1,619,413
                                                                          ------------
NET INCREASE IN NET  ASSETS FROM OPERATIONS ............................  $  2,570,310
                                                                          ============

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Small Cap Index Portfolio
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                FOR THE YEARS ENDED DECEMBER 31,
                                                         2000               1999
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income ......................  $     950,897   $   2,414,089
   Net realized gain (loss) from investment and
      futures transactions ....................     23,994,180      (4,417,177)
   Net change in unrealized appreciation/
      depreciation on investments and
      futures contracts .......................    (22,374,767)     27,017,377
                                                 -------------   -------------
Net increase in net assets from operations ....      2,570,310      25,014,289
CAPITAL TRANSACTIONS
   Proceeds from capital invested .............     48,104,257     206,378,886
   Value of capital withdrawn .................   (178,851,067)   (225,389,059)
                                                 -------------   -------------
Net decrease in net assets from capital
   transactions ...............................   (130,746,810)    (19,010,173)
                                                 -------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .......   (128,176,500)      6,004,116
NET ASSETS
   Beginning of year ..........................    150,269,139     144,265,023
                                                 -------------   -------------
   End of year ................................  $  22,092,639   $ 150,269,139
                                                 =============   =============

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Small Cap Index Portfolio
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

Contained below are selected supplemental data and ratios to average net assets for each period indicated for Small Cap Index Portfolio.

                                                                                                  FOR THE PERIOD
                                                                                                  JULY 1, 1996 1
                                                              FOR THE YEARS ENDED DECEMBER 31,           THROUGH
                                                2000          1999          1998          1997     DEC. 31, 1996
----------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period
     (000s omitted) ........................ $22,093      $150,269      $144,265       $69,408          $82,084
   Ratios to average net assets:
     Net investment income .................    1.36%         1.47%         1.45%         1.51%            1.70%2
     Expenses after waivers ................    0.10%         0.10%         0.10%         0.10%            0.20%2
     Expenses before waivers ...............    0.28%         0.22%         0.25%         0.23%            0.32%2
   Portfolio turnover rate .................      90%          171%           86%           88%              16%

--------------------------------------------------------------------------------
1 The Portfolio's inception date.
2 Annualized.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Small Cap Index Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES.
A. ORGANIZATION

The Small Cap Index Portfolio (the 'Portfolio'), a series of BT Investment Portfolios, is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as an open-end management investment company. The Portfolio was organized on January 24, 1996 as an unincorporated trust under the laws of New York and began operations on July 1, 1996. The Declaration of Trust permits the Board of Trustees (the 'Trustees') to issue beneficial interests in the Portfolio.

B. VALUATION OF SECURITIES
The Portfolio's investments listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the closing price of the securities traded on that exchange prior to the time when the Portfolio assets are valued. Short-term debt securities are valued at market value until such time as they reach a remaining maturity of 60 days, whereupon they are valued at amortized cost using their value on the 61st day. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees.

C. SECURITIES TRANSACTIONS AND INTEREST INCOME
Securities transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Expenses are recorded as incurred. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the securities transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. FUTURES CONTRACTS
The Portfolio may enter into financial futures contracts, which are contracts to buy a standard quantity of securities at a specified price on a future date. The Portfolio is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying securities, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio until the contracts are closed. The Portfolio's investment in financial futures contracts is designed to closely replicate the benchmark index used by the Portfolio.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

E. FEDERAL INCOME TAXES

The Portfolio is considered a Partnership under the Internal Revenue Code. Therefore, no federal income tax provision is required.

F. SECURITIES LOANS
The Portfolio receives compensation in the form of fees or retains a portion of interest on the investment of any cash received as collateral. The Portfolio also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio.

G. ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

--------------------------------------------------------------------------------

Small Cap Index Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 2 -- FEES AND TRANSACTIONS WITH AFFILIATES
The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ('Bankers Trust'), an indirect wholly owned subsidiary of Deutsche Bank AG. Under this agreement, Bankers Trust provides administrative and custody services to the Portfolio. These services are provided in return for a fee computed daily and paid monthly at an annual rate of 0.05% of the Portfolio's average daily net assets.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this agreement, the Portfolio pays Bankers Trust a fee computed daily and paid monthly at an annual rate of .15% of the Portfolio's average daily net assets.

Bankers Trust has contractually agreed to waive its fees and reimburse expenses of the Portfolio through April 30, 2002 to the extent necessary to limit all expenses to .10% of the average daily net assets of the Portfolio.

The Portfolio may invest in Cash Management Fund Institutional ('Cash Management'), an open-end management investment company managed by Bankers Trust. Cash Management is offered as a cash management option to the Portfolio and other accounts managed by Bankers Trust.

At December 31, 2000, the Portfolio was a participant with other affiliated entities in a revolving credit facility in the amount of $200,000,000, which expires April 27, 2001. A commitment fee on the average daily amount of the available commitment is payable on a quarterly basis and apportioned among all participants based on net assets. No amounts were drawn down or outstanding for this fund under the credit facility for the year ended December 31, 2000.

The Portfolio may use cash collateral from its securities lending transactions, described in Note 1.F. to purchase shares of an affiliated fund and may pay fees generated from those transactions to Bankers Trust.

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the year ended December 31, 2000, were $59,019,510 and $185,674,958, respectively.

For federal income tax purposes, the tax basis of investments held at December 31, 2000 was $22,405,093. The aggregate gross unrealized appreciation for all investments at December 31, 2000, was $5,111,369 and the aggregate gross unrealized depreciation for all investments was $5,640,165.

NOTE 4 -- FUTURES CONTRACTS
A summary of obligations under these financial instruments at December 31, 2000 is as follows:

Type of                                                              Unrealized
Future              Expiration  Contracts  Position  Market Value  Depreciation
------              ----------  ---------  --------  ------------  ------------
Russell 2000             March
  Index Futures           2001          3      Long      $488,800       $(2,599)

At December 31, 2000, the Portfolio segregated securities with a value of approximately $103,925 to cover margin requirements on open future's contracts.

NOTE 5 -- LENDING OF PORTFOLIO SECURITIES
The Portfolio has the ability to lend its securities to brokers, dealers and other financial organizations. Loans of the Portfolio's securities are collateralized by cash and/or government securities that are maintained at all times in an amount equal to 102% of the current market value of the loaned securities for domestic securities.

At December 31, 2000

        Market Value     Market Value    % of Portfolio
of Loaned Securities    of Collateral           on Loan
--------------------    -------------    --------------
            $647,592         $692,267              2.96

--------------------------------------------------------------------------------

Small Cap Index Portfolio
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Holders of Beneficial Interest of Small Cap Index Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Small Cap Index Portfolio (hereafter referred to as the 'Portfolio') at December 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
February 2, 2001

--------------------------------------------------------------------------------

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to us at:

                                    DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                                    P.O. BOX 219210
                                    KANSAS CITY, MO 64121-9210
or call our toll-free number:       1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

Deutsche  Asset  Management  is the  marketing  name  in the  US for  the  asset management activities of Deutsche Bank AG, Deutsche Fund Management, Inc., Bankers Trust Company, Deutsche Banc Alex. Brown, Inc., Deutsche Asset Management, Inc., and Deutsche Asset Management Investment Services Limited.


Small Cap Index Fund -- Premier Class                           CUSIP #05576L882
                                                                1713ANN (12/00)

Distributed by:
ICC Distributors, Inc.